Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	ChinaEdu CORP
Entity Central Index Key	0001411419
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	53,428,219
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Trading Symbol	CEDU

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 61,945	385,922	273,746
Term deposits	14,772	92,028	98,163
Short-term investments	3,784	23,575	34,648
Accounts receivable	5,605	34,917	31,478
Prepaid expenses and other current assets	3,763	23,455	22,725
Amounts due from related party-current	41,762	260,184	238,016
Deferred tax assets-current	1,536	9,571	5,697
Total current assets	133,167	829,652	704,473
Property and equipment, net	38,292	238,563	239,210
Amounts due from related party - non-current	6,739	41,979
Land use rights	4,181	26,049	26,657
Deposits paid for acquisition of property and equipment	622	3,873	17,902
Deferred tax assets - non-current	335	2,085	8,217
Long-term investments	129	801
Rental deposits	240	1,497	2,213
Acquired intangible assets, net	8,748	54,499	63,638
Goodwill	6,943	43,255	43,255
Total assets	199,396	1,242,253	1,105,565
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Group of RMB1,975 and RMB2,007 as of December 31, 2011and 2012, respectively)	385	2,401	2,239
Deferred revenues - current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB20,525 and RMB23,518 as of December 31, 2011 and 2012, respectively)	21,537	134,175	125,332
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB18,644 and RMB22,113 as of December 31, 2011 and 2012, respectively)	18,228	113,558	91,980
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB1,953 and RMB1,926 as of December 31, 2011 and 2012, respectively)	5,699	35,507	13,146
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Group of RMB8,893 and RMB10,004 as of December 31, 2011 and 2012, respectively)	7,912	49,294	51,448
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Group of RMB3,047 and RMB4,442 as of December 31, 2011 and 2012, respectively)	4,381	27,294	21,970
Total current liabilities	58,142	362,229	306,115
Deferred revenues - non-current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB33 and RMB29 as of December 31, 2011 and 2012, respectively)	1,710	10,654	12,059
Deferred tax liabilities-non-current (including deferred taxes liabilities of the consolidated VIE without recourse to the Group of RMB1,017 and RMB978 as of December 31, 2011 and 2012, respectively)	2,163	13,473	9,243
Unrecognized tax benefit (including unrecognized tax benefit of the consolidated VIE without recourse to the Group of RMB2,364 and RMB3,555 as of December 31, 2011 and 2012, respectively)	1,412	8,795	6,089
Total liabilities	63,427	395,151	333,506
Commitments (Note 20)
ChinaEdu Corporation shareholders' equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,804,980 and 47,215,888 shares issued and outstanding, respectively as of December 31, 2011; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012)	653	4,070	4,041
Additional paid-in capital	109,507	682,239	673,516
Statutory reserves	6,577	40,976	36,635
Accumulated deficits	(7,416)	(46,200)	(79,830)
Accumulated other comprehensive loss	(4,958)	(30,894)	(29,556)
Total ChinaEdu Corporation shareholders' equity	104,363	650,191	604,806
Noncontrolling interests	31,606	196,911	167,253
Total equity	135,969	847,102	772,059
Total liabilities and equity	$ 199,396	1,242,253	1,105,565

CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated VIE [Member] CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Accounts payable	2,007	1,975
Deferred revenues - current	23,518	20,525
Accrued expenses and other current liabilities	22,113	18,644
Amounts due to related parties	1,926	1,953
Income taxes payable	10,004	8,893
Other taxes payable	4,442	3,047
Deferred revenue - non-current	29	33
Deferred tax liabilities-non-current	978	1,017
Unrecognized tax benefit	3,555	2,364

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of Revenue [Member] USD ($)	Dec. 31, 2012 Cost of Revenue [Member] CNY	Dec. 31, 2011 Cost of Revenue [Member] CNY	Dec. 31, 2010 Cost of Revenue [Member] CNY	Dec. 31, 2012 General and Administrative [Member] USD ($)	Dec. 31, 2012 General and Administrative [Member] CNY	Dec. 31, 2011 General and Administrative [Member] CNY	Dec. 31, 2010 General and Administrative [Member] CNY	Dec. 31, 2012 Selling and Marketing [Member] USD ($)	Dec. 31, 2012 Selling and Marketing [Member] CNY	Dec. 31, 2011 Selling and Marketing [Member] CNY	Dec. 31, 2010 Selling and Marketing [Member] CNY	Dec. 31, 2012 Research and Development [Member] USD ($)	Dec. 31, 2012 Research and Development [Member] CNY	Dec. 31, 2011 Research and Development [Member] CNY	Dec. 31, 2010 Research and Development [Member] CNY
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 80,904	504,052	453,116	402,335
Business tax	2,525	15,730	17,257	13,493
Net revenue	78,379	488,322	435,859	388,842
Cost of revenue	32,441	202,109	185,604	147,702
Gross profit	45,938	286,213	250,255	241,140
Operating expenses:
General and administrative	16,084	100,204	93,950	84,110
Selling and marketing	7,770	48,407	52,777	37,632
Research and development	6,503	40,512	40,589	37,358
Intangible assets impairment	947	5,901
Total operating expenses	31,304	195,024	187,316	159,100
Income from operations	14,634	91,189	62,939	82,040
Interest income	2,127	13,253	8,843	5,552
Interest expense				(5)
Gain on disposal of subsidiaries	353	2,197
Gain on consolidation of Hongcheng Xueyuan				260
Investment income	234	1,460	832	1,071
Other income	221	1,376	1,003	572
Income before income tax and equity method investments	17,569	109,475	73,617	89,490
Income tax provisions (benefits):
- Current	3,201	19,939	23,078	17,933
- Deferred	1,041	6,488	(6,034)	(4,600)
Total income tax provisions	4,242	26,427	17,044	13,333
Net income before income from equity method investments	13,327	83,048	56,573	76,157
Income from equity method investments, net of taxes	42	261
Net income	13,369	83,309	56,573	76,157
Less: net income attributable to the noncontrolling interests	7,277	45,338	39,752	36,840
Net income attributable to ChinaEdu Corporation shareholders	6,092	37,971	16,821	39,317
Net income per share attributable to ChinaEdu Corporation shareholders - basic	$ 0.13	0.8	0.35	0.82
Net income per share attributable to ChinaEdu Corporation shareholders - diluted	$ 0.12	0.75	0.33	0.76
Weighted average shares used in calculating basic net income per share attributable to ChinaEdu Corporation shareholders	47,523,375	47,523,375	47,453,930	48,004,323
Weighted average shares used in calculating diluted net income per share attributable to ChinaEdu Corporation shareholders	50,487,233	50,487,233	50,669,229	52,010,229
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 1,326	8,258	6,483	6,283	$ 78	488	522	815	$ 671	4,176	2,909	2,760	$ 498	3,103	2,755	2,248	$ 79	491	297	460

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 13,369	83,309	56,573	76,157
Other comprehensive income (losses), net of taxes:
Foreign currency translation adjustments	(14)	(87)	(751)	(1,188)
Change in fair value of available-for-sale investments, net of taxes	200	1,247	187	(85)
Comprehensive income	13,555	84,469	56,009	74,884
Less: comprehensive income attributable to the noncontrollng interests	7,678	47,836	46,020	37,791
Comprehensive income attributable to ChinaEdu Corporation shareholders	$ 5,877	36,633	9,989	37,093

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Warrants [Member] CNY	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY	Accumulated Deficits [Member] USD ($)	Accumulated Deficits [Member] CNY	Accumulated Other Comprehensive (Loss) Income [Member] USD ($)	Accumulated Other Comprehensive (Loss) Income [Member] CNY	Total ChinaEdu Corporation Shareholders' Equity [Member] USD ($)	Total ChinaEdu Corporation Shareholders' Equity [Member] CNY	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] CNY
Beginning Balance at Dec. 31, 2009		662,153		4,076		673,847	1,883		13,661		(112,994)		(20,500)		559,973		102,180
Beginning Balance (in shares) at Dec. 31, 2009				47,775,526
Repurchase and cancellation of ordinary shares (note 19) (in shares)				(852,144)
Repurchase and cancellation of ordinary shares (note 19)		(13,468)		(57)		(13,411)									(13,468)
Forfeiture of warrants (note 18)						1,883	(1,883)
Exercise of share options (note 14) (in shares)				765,924
Exercise of share options (note 14)		6,098		52		6,046									6,098
Share-based compensation		6,283				6,283									6,283
Provision for statutory reserve									15,931		(15,931)
Foreign currency translation adjustments		(1,188)											(2,139)		(2,139)		951
Change in fair value of available-for-sale investments (note 6)		(85)											(85)		(85)
Net income		76,157									39,317				39,317		36,840
Capital contribution by noncontrolling shareholder		1,470															1,470
Dividend to noncontrolling shareholders of subsidiaries		(7,102)															(7,102)
Disposal of subsidiaries
Acquisition of noncontrolling interest		(854)															(854)
Ending Balance at Dec. 31, 2010		729,464		4,071		674,648			29,592		(89,608)		(22,724)		595,979		133,485
Ending Balance (in shares) at Dec. 31, 2010				47,689,306
Repurchase and cancellation of ordinary shares (note 19) (in shares)				(590,205)
Repurchase and cancellation of ordinary shares (note 19)		(8,243)		(38)		(8,205)									(8,243)
Exercise of share options (note 14) (in shares)				116,787
Exercise of share options (note 14)		598		8		590									598
Share-based compensation		6,483				6,483									6,483
Provision for statutory reserve									7,043		(7,043)
Foreign currency translation adjustments		(751)											(7,019)		(7,019)		6,268
Change in fair value of available-for-sale investments (note 6)		187											187		187
Net income		56,573									16,821				16,821		39,752
Capital contribution by noncontrolling shareholder		2,960															2,960
Dividend to noncontrolling shareholders of subsidiaries		(15,212)															(15,212)
Disposal of subsidiaries
Ending Balance at Dec. 31, 2011		772,059		4,041		673,516	56,009		36,635		(79,830)		(29,556)		604,806		167,253
Ending Balance (in shares) at Dec. 31, 2011				47,215,888
Repurchase and cancellation of ordinary shares (note 19) (in shares)				(376,761)
Repurchase and cancellation of ordinary shares (note 19)				(24)		(4,550)									(4,574)
Exercise of share options (note 14) (in shares)	(837,204)			837,204
Exercise of share options (note 14)		5,068		53		5,015									5,068
Share-based compensation		8,258				8,258									8,258
Provision for statutory reserve									4,341		(4,341)
Foreign currency translation adjustments	(14)	(87)											(2,585)		(2,585)		2,498
Change in fair value of available-for-sale investments (note 6)		1,247											1,247		1,247
Net income	13,369	83,309									37,971				37,971		45,338
Capital contribution by noncontrolling shareholder
Dividend to noncontrolling shareholders of subsidiaries		(17,321)															17,321
Disposal of subsidiaries		(857)															(857)
Ending Balance at Dec. 31, 2012	$ 135,969	847,102	$ 653	4,070	$ 109,507	682,239	84,469	$ 6,577	40,976	$ (7,416)	(46,200)	$ (4,958)	(30,894)	$ 104,363	650,191	$ 31,606	196,911
Ending Balance (in shares) at Dec. 31, 2012			47,676,331

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 13,369	83,309	56,573	76,157
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,326	8,258	6,483	6,283
Depreciation and amortization of property and equipment	4,073	25,377	23,900	20,971
Amortization of land use rights	98	608	608	609
Amortization of acquired intangible assets	626	3,903	4,171	4,432
Intangible assets impairment	947	5,901
Gain on consolidation of Hongcheng Xueyuan				(260)
Investment (income) loss	(234)	(1,460)	201	(1,071)
Gain on disposal of subsidiaries	(353)	(2,197)
Loss from equity method investments	35	219
Provision for account receivables	55	340		540
Loss from disposal of property and equipment	259	1,611	234	82
Changes in assets and liabilities:
Restricted cash				365
Accounts receivable	(607)	(3,779)	3,613	(6,900)
Inventories			358	1,494
Prepaid expenses and other current assets	86	532	7,458	(4,930)
Amounts due from related parties	(10,324)	(64,325)	8,646	(68,791)
Rental deposits	115	716	(1,277)	(61)
Accounts payable	26	162	(2,013)	1,128
Deferred revenues	1,195	7,438	21,858	8,589
Accrued expenses and other current liabilities	3,348	20,851	8,700	14,628
Amounts due to related parties	3,606	22,468	(19,717)	4,009
Income tax payable	(346)	(2,154)	6,836	11,223
Other taxes payable	855	5,324	1,462	4,555
Deferred income taxes	1,041	6,488	(6,034)	(4,600)
Unrecognized tax benefit	434	2,706	2,398	(4,036)
Net cash provided by operating activities	19,630	122,296	124,458	64,416
Cash flows from investing activities:
Purchase of businesses, net of cash acquired of RMB1,382, nil and nil in 2010, 2011 and 2012, respectively				(6,078)
Purchase of property and equipment	(1,991)	(12,407)	(20,788)	(26,859)
Proceeds from disposal of subsidiaries, net of cash disposed	807	5,026
Deposits paid for acquisition of property and equipment			(18,863)	(19,792)
Maturity of term deposits	985	6,135	22,337	1,434
Purchase of exclusive partnership with universities	(157)	(980)	(1,960)
Purchase of short-term investments	(2,018)	(12,571)	(19,556)	(28,016)
Purchase of long-term investments	(164)	(1,020)
Proceeds from disposal of property and equipment	14	89	275	112
Proceeds from sale of short-term investments	4,203	26,187	16,306	17,071
Proceeds from disposal of exclusive partnership with universities	51	315
Acquisition of noncontrolling interest of Yuancheng Education				(998)
Net cash (used in) provided by investing activities	1,730	10,774	(22,249)	(63,126)
Cash flows from financing activities:
Payment of deferred consideration for purchase of property and equipment			(1,479)
Cash dividends paid to noncontrolling shareholders	(3,442)	(21,441)	(13,510)	(5,632)
Capital contribution by noncontrolling shareholders			2,960	490
Repurchase and cancellation of ordinary shares	(734)	(4,574)	(7,437)	(13,468)
Proceeds from exercise of share options	813	5,068	598	6,098
Prepayment for shares repurchases			(168)	(735)
Net cash used in financing activities	(3,363)	(20,947)	(19,036)	(13,247)
Effect of exchange rate changes	9	53	80	(693)
Net (decrease) increase in cash and cash equivalents	18,006	112,176	83,253	(12,650)
Cash and cash equivalents, beginning of year	43,939	273,746	190,493	203,143
Cash and cash equivalents, end of year	61,945	385,922	273,746	190,493
Supplemental disclosure of cash flow information
Income taxes paid	3,112	19,387	13,844	10,746
Interest paid				5

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Purchase of businesses, cash acquired			1,382

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

ChinaEdu Corporation (the "Company") was incorporated in the Cayman Islands on September 6, 1999. The Company, its subsidiaries, and its variable interest entity ("VIE") and VIE's subsidiaries are collectively referred to hereinafter as the "Group". The Group principally operates online degree programs, which provide services to universities through joint venture contracts entered into by the Company's subsidiaries, online tutoring programs, private primary and secondary schools and international and elite curriculum programs in the People's Republic of China (the "PRC").

A summary of the Company's subsidiaries and its VIE and its VIE's subsidiaries as of December 31, 2012 was as follows:

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Subsidiaries of the Company:
CMR Web-learning Co., Ltd. ("CMR Web")	July 29, 1999	70%	PRC

Hongcheng Technology Development Co., Ltd. ("Hongcheng Technology")	July 31, 2000	100%	PRC

Zhong Nongda Networks Development Co., Ltd. ("Zhongnongda Networks")	October 30, 2001	55%	PRC

Beijing Hongcheng Liye Technology Co., Ltd. ("Hongcheng Liye")	April 15, 2003	100%	PRC

Dalian Dongcai Technology Co., Ltd. ("Dongcai")	June 4, 2003	70%	PRC

Beijing WITT Education Consultant Management Co., Ltd. ("WITT Education")	July 4, 2003	100%	PRC

BJ-WITT EDU MAN. LTD. ("BJ-WITT")	July 4, 2003	100%	BVI

Chongqing Chongda Yuanxing Co., Ltd. ("Chongda")	December 24, 2003	51%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("Beijing BCIT")	January 13, 2005	100%	PRC

Beijing Gotop Education Co., Ltd. ("Gotop Hongcheng")	December 26, 2005	100%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("BJ-BCIT")	February 10, 2006	100%	BVI

Beijing Distance Education Technology Co., Ltd. ("Yuancheng Education")	March 31, 2006	100%	PRC

Tianjin Gaotuo Hongcheng Education Technology Co., Ltd. ("Tianjin Gaotuo Hongcheng")	June 26, 2006	100%	PRC

Beijing Beiyuda Education Technology Co., Ltd.("Beiyuda")	September 26, 2006	51%	PRC

Beijing Mingdaoyuan Technology Co., Ltd. ("Beijing Mingdao")	March 27, 2007	51%	PRC

Shanghai Shangcai Education Technology Co., Ltd. ("Shanghai Shangcai")	April 18, 2008	51%	PRC

Dongcai Online Training Center ("Dongcai Online")	July 10, 2008	70%	PRC

Beijing Zhonglin Technology Co., Ltd. ("Zhonglin")	November 3, 2008	51%	PRC

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Fuzhou Haojiaoshi Distance Education Service Co., Ltd. ("Fuzhou Good Teacher")	December 7, 2009	51%	PRC

Beijing Hongcheng Xueyuan Technology Co., Ltd. ("Hongcheng Xueyuan")	October 31, 2010	100%	PRC

Nanning Hongcheng Xueyuan Technology Development Co., Ltd ("Nanning Hongcheng Xueyuan ")	October 31, 2010	51%	PRC

Hangzhou Hongcheng Education Training Service Co., Ltd ("Hangzhou Hongcheng Xueyuan")	October 31, 2010	60%	PRC

Beijing Haidian District New Door Trainning School ("Haidian Trainning School ")	April 7, 2011	55%	PRC

Zhejiang Hongcheng Education Technology Co., Ltd. ("Zhejiang Hongcheng")	June 30, 2011	51%	PRC

VIE of the Company:
Beijing Hongcheng Education Technology Co., Ltd. ("Hongcheng Education")	March 7, 2005	N/A	PRC

Subsidiaries of VIE:
Beijing Gotop Electronic Science Co., Ltd. ("Gotop Electronic") (1)	November 29, 1995	N/A	PRC

Xiandai Xingye Network Technology Co., Ltd. ("Xiandai Technology") (1)	November 7, 2000	N/A	PRC

Pingdingshan Wellent Bilingual School ("Pingdingshan") (1)	September 3, 2002	N/A	PRC

Anqing Foreign Language Middle School ("Anqing Foreign Language") (1)	August 2, 2004	N/A	PRC

Jingzhou Tianchang Investment Co., Ltd. ("Tianchang") (2)	September 6, 2005	N/A	PRC

Jingzhou Middle School South Campus ("South Campus") (3)	December 28, 2005	N/A	PRC

Beijing Hongcheng YoYo Technology Co., Ltd. ("Hongcheng YoYo") (1)	November 3, 2009	N/A	PRC

Anqing Daguan Hongcheng Anwai Training Centre ("Anqing Daguan") (1)	April 15, 2010	N/A	PRC

Pingdingshan Hongcheng Education Training Centre ("Pingdingshan Training Centre") (1)	August 11, 2010	N/A	PRC

Hongyuanboxue Technology Co., Ltd ("Hongyuanboxue") (4)	August 24, 2010	N/A	PRC

Beijing Xicheng District Hongcheng Training School ("Xicheng Training School") (1)	January 6, 2011	N/A	PRC

(1)	Wholly owned subsidiary of Hongcheng Education (VIE of the Company)
(2)	72.5% of its equity is owned by Hongcheng Education (VIE of the Company)
(3)	54% of its equity is owned by Hongcheng Education (VIE of the Company)
(4)	55% of its equity is owned by Hongcheng Education (VIE of the Company) and 45% of its equity is owned by Hongcheng Technology (Wholly owned subsidiary of the Company).

On June 16, 2012, the Group sold one of its subsidiaries, Guangzhou Hongcheng Huixing Education Technology Co., Ltd. ("Guangzhou Hongcheng") to Guangzhou Hongcheng's noncontrolling shareholder for cash of RMB4,000 for its net assets disposed of RMB3,123.

On September 28, 2012, the Group sold one of its subsidiaries, Guangxi Hongcheng Times Technology Development Co., Ltd. ("Guangxi Hongcheng"), to Guangxi Hongcheng's noncontrolling shareholder for cash of RMB1,020 for its net assets disposed of RMB126.

On September 25, 2012, the Group sold one of its subsidiaries, Beijing Xuezhi Times Education Science Co., Ltd. ("Beijing Xuezhi") to a third party for cash of RMB6 for its net liabilities disposed of RMB420.

These subsidiaries disposed of in 2012 had no material business operations since their respective inceptions and accordingly were not separately reported as discontinued operation. Total gain resulted from these disposals are RMB2,197.

The VIE arrangements

PRC regulations currently limit foreign ownership of entities providing internet content and engaging in primary and junior high school education. To comply with PRC laws and regulations, the Group provides online tutoring programs and primary and secondary schools in the PRC through its VIE and its VIE's subsidiaries.

The Group established Hongcheng Education, the VIE, through a series of contractual arrangements with designated equity owners who are PRC citizens and legally own the VIE. To provide the Group the power to control and the ability to receive substantially all of the expected residual returns of the VIE and its subsidiaries, the Group entered into a series of contractual arrangements described below with the VIE, and its nominee shareholders in 2005.

·	Agreements that transfer economic benefits to Hongcheng Technology

Exclusive Technical Consulting and Services Agreement

Pursuant to the exclusive technology consulting and service agreements between Hongcheng Technology and the VIE, the Group has the exclusive right to provide to the VIE technology consulting and services related to courseware and product development services, website design services, maintenance and security services, employee training services and any other services that may be agreed upon by the parties. As a consideration for these services, the Group charges VIE a service fee, which represents substantially all of its net income. The service fee amounts are determined at Hongcheng Technology's sole discretion. The terms of the exclusive technical consulting and services agreement are ten years unless Hongcheng Technology sends a notice of termination in writing prior to the expiration, the agreement shall automatically be renewed for an additional term of ten years.

Equity Pledge Agreements

Pursuant to the Equity Pledge Agreements between Hongcheng Technology and nominee shareholders of VIE, the nominee shareholders of VIE pledged all of their equity interests in VIE to Hongcheng Technology to guarantee VIE's performance of its obligations under all the VIE contractual arrangements. If the VIE breaches its contractual obligations under that agreement, Hongcheng Technology, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of VIE agree that, without prior written consent of Hongcheng Technology, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Hongcheng Technology's interest.

Loan Agreements

The Group provided an interest-free loan of RMB54,200 to the nominee shareholders to fund the registered capital requirements of VIE. Proceeds from the loans are to be used solely for the investments in VIE. The loans can only be repaid by a transfer of the equity ownership interest in VIE to the Group. The terms of the loan is 20 years and may be extended with the consent of the Company and the nominee shareholders. To the extent permitted under PRC Law, the loan may be repaid only by the transfer by the nominee shareholders of their equity interests in the VIE to the Company or its designee.

·	Agreements that provide Hongcheng Technology effective control over VIE

Powers of Attorney

Pursuant to the power of attorney, the nominee shareholders of VIE each executed an irrevocable power of attorney assigning Hongcheng Technology or any person designated by Hongcheng Technology as their attorney-in-fact and take all actions on their behalf on all matters of the VIE requiring shareholders' approval under PRC laws and regulations and the Article of Association of VIE.

The Articles of Association of VIE states that the major rights of the shareholders include the power to review and approve the annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Hongcheng Technology has the ability to exercise effective control over VIE through shareholder votes and, through such votes, to also control the composition of the board of directors and thus appoint the senior management of VIE. The power of attorneys will remain effective for as long as the nominee shareholders are shareholders of VIE.

·	Agreements that provide Hongcheng Technology effective control over VIE

Shareholder Voting Rights Entrustment Agreements

In connection with the loan agreements described above, Hongcheng Technology entered into shareholder voting rights entrustment agreements with the nominee shareholders. Pursuant to these agreements, the nominee shareholders irrevocably entrusted Hongcheng Technology with the right to act as their proxy and vote for all of their shares in VIE. The agreement will remain effective as long as the nominee shareholders remain shareholders of Hongcheng Education.

Call Option Agreements

Pursuant to the Call Option Agreements, Hongcheng Technology has the exclusive and irrevocable right to purchase or designate another party to purchase from the nominee shareholders the equity interests in VIE at the lowest price permitted by the PRC law when and to the extent that applicable PRC law permits Hongcheng Technology to own all or part of such equity interest in VIE. The agreement shall terminate after all the equity subject to the Call Option Agreement has been transferred to Hongcheng Technology and/or any other entity or individual designated by Hongcheng Technology in accordance with the provisions contained herein. Through the exclusive Call Option Agreements, each of VIE's nominee shareholders irrevocably granted Hongcheng Technology an exclusive right to acquire, at any time, for its own account or through one or more PRC individuals or entities to acquire the nominee shareholder's equity interests in VIE, which constitutes a substantive kick-out right that is exercisable and enforceable under current PRC laws and regulations. This kick-out right reinforces Hongcheng Technology's ability to direct the activities that most significantly impact VIE's economic performance.

As a result of these contractual arrangements, Hongcheng Technology has (1) the power to direct the activities of VIE that most significantly impact VIE's economic performance and (2) the right to receive economic benefits from VIE, and accordingly, the Group has consolidated the financial results of VIE and its subsidiaries in the consolidated financial statements for all the periods presented.

In concluding that the Hongcheng Technology is the primary beneficiary of VIE, the Group believes that the powers of attorney and the Shareholder Voting Rights Entrustment Agreements are valid, binding and enforceable under existing PRC laws and regulations and enable the Company, through Hongcheng Technology, to vote on all matters requiring shareholder approval for VIE. In addition, the Group believes that the exclusive call option agreements provides the Company, through Hongcheng Technology, with a substantive kick-out right. More specifically, the terms of the exclusive call option agreements are exercisable and enforceable under current PRC laws and regulations, and the minimum amount of consideration permitted by the applicable PRC laws to exercise such call option does not represent a financial barrier or disincentive for the Company, through Hongcheng Technology, to exercise such call option. Hongcheng Technology's rights under the powers of attorney, shareholder voting rights entrustment agreements and the exclusive call option agreements provide the Group with control over the shareholders of VIE and thus provide the Group with the power to direct the activities that most significantly impact VIE's economic performance.

Risks in relation to the VIE structure

The Group believes that Hongcheng Technology's contractual arrangements with the VIE are in compliance with existing PRC law and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations currently in effect. However, substantial uncertainties exist regarding the interpretation of current and future PRC laws and regulations and the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

·	revoke the business and operating licenses of our PRC subsidiaries or VIE;
·	restrict the rights to collect revenues from any of our PRC subsidiaries;
·	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or VIE;
·	require our PRC subsidiaries or VIE to restructure the relevant ownership structure or operations;
·	take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or
·	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE.

The Group's ability to control the VIE depends on the power of attorney that enable Hongcheng Technology to vote on all matters requiring shareholder approval in the VIE. As noted above, the Group believes this power of attorney is valid, binding and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

The nominee shareholders of the VIE are also beneficial owners of the Company. Their interests as shareholders of VIE may differ from the interests of the Group as a whole. The Group cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Group or that conflicts of interests will be resolved in the Group's favor. Currently, the Group does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as shareholders of VIE, on the one hand, and as shareholders of the Company, on the other hand. The Group believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the exclusive call option arrangements provide the Group with a mechanism to remove them as shareholders of VIE should they act to the detriment of the Group. If any conflict of interest or dispute between the Group and the shareholders of VIE arises and the Group is unable to resolve it, the Group would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Group's online tutoring programs and private primary and secondary schools are directly operated by the VIE and its subsidiaries. The Group has consolidated the net revenues of the VIE and its subsidiaries in its consolidated financial statements in accordance with US GAAP. For the years ended December 31, 2010, 2011 and 2012, RMB83,620, RMB95,880 and RMB108,751, or 22%, 22% and 22%, respectively, of the Group's total net revenues were attributable to the VIE and its subsidiaries. As of December 31, 2011 and 2012, the VIE and its subsidiaries accounted for an aggregate of 23% and 21%, respectively, of the Group's consolidated total assets, and 18% and 17%, respectively, of the Group's consolidated total liabilities.

The financial information of the VIE and VIE's subsidiaries, before intercompany balance elimination, as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Cash and cash equivalents	17,380	36,772
Accounts receivable	16,561	9,313
Prepaid expenses and other current assets	6,934	6,714
Total current assets	56,539	67,023
Property and equipment, net	162,157	152,756
Land use rights, net	26,657	26,049
Total assets	250,567	255,170
Total liabilities	203,827	206,098

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	83,620	95,880	108,751
Net loss	(2,932)	(6,131)	(2,247)

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	19,057	16,487	20,339
Net cash used in investing activities	(16,884)	(19,656)	(947)
Net cash provided by (used in) financing activities	4,500	(1,479)	-

There are no consolidated VIE's assets that are collateral for the VIE's obligations and which can only be used to settle the VIE's obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Group or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The accompanying consolidated financial statements of the Group are stated in Renminbi ("RMB"). The presentation of the amounts in United States dollar ("US$") is included solely for the convenience of the reader and were converted at a rate of RMB6.2301 to US$1.00, the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2012. Such translation should not be construed to be the amounts that would have been reported under US GAAP.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and its VIE's subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and the accompanying notes. Significant accounting estimates reflected in the Group's financial statements include the useful lives and impairment of property and equipment, and intangible assets with definite lives; valuation allowance for deferred tax assets; impairment of goodwill and other intangible assets with indefinite lives; and share-based compensation expense. Actual results could differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

Short-term investments

The Group's short-term investments mainly comprise debt securities which are classified as available-for-sale or held-to-maturity investments. The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded in accumulated other comprehensive income in shareholders' equity. Short-term investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment ("OTTI") based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment. OTTI below cost is recognized as a loss in the income statement.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security's amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell nor will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

In addition, the short-term investments as of December 31, 2012 include an equity method investment in a limited partnership which the Group expects to retire from in 2013. Accounting policy for equity method investment is presented below.

Equity method investment

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating and financing decisions are accounted for using the equity method.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Accounts receivable

Accounts receivable is recorded when it becomes due based on the service agreement, and primarily relates to the online education technical, consulting and recruiting services provided to certain university customers, and online tutoring services.

The Group determines its allowance by considering a number of factors, including the length of time the receivable is past due, the Group's previous loss history, the counter party's current ability to pay its obligation to the Group, and the condition of the general economy and the industry as a whole. The Group writes off accounts receivable when it becomes apparent based upon age or customer circumstances that such amounts will not be collected.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·	Level 1 - inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
·	Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
·	Level 3 - inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Land use rights

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the land use rights agreements.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until they are ready for their intended use. Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or the
estimated useful lives

Acquired intangible assets with definite lives, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are carried at cost less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets. The weighted average amortization periods by major intangible assets classes are as follows:

Service agreements with universities and high schools	26 years
Operating platforms used to provide online education service	6 years
Customer base	4 years
Online coursewares	3 years
Partnership with agencies	5 years
Exclusive partnership with universities	16 years
Operational right of private school	22 years
Partnership with local institutes	7.2 years
Acquired right to use trademark	2.2 years

Intangible assets-indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

Goodwill is not amortized but evaluated for impairment annually or more frequently if event and circumstances indicate that they might be impaired. The Group performs a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

The Group's revenue is principally derived from the following:

(a)	Online degree programs, which mainly provide: (i) online education technical and consulting services; and (ii) recruiting services and enrollment marketing services.

(i)	Online education technical and consulting services

The Group's primary business is to provide online education technical and consulting services to the online degree programs of leading Chinese universities. These services mainly include academic program development, technology services, and student support services. All these services are provided over the service period, therefore the related revenue is recognized ratably over the Six-month School Semester (the "Semester") during which the Group provides the services. The Semesters generally begin in April and October of each calendar year.

(ii)	Students recruiting services, online technical services and enrollment marketing services

The Group also provides students recruiting, online technical, enrollment marketing services through its learning centers network for collaborative universities in China, including those universities to which the Group provides online education technical and consulting services. The amount of service fees earned is computed as a percentage of tuition fees, which the Group collected from students on behalf of the universities, based on the agreements entered into with the universities.

Service fees are initially recorded as deferred revenue and are recognized as revenue ratably over the Semester during which the Group provides the services.

(b)	Online tutoring programs

The Group offers online interactive tutoring services to the students of primary and secondary schools through prepaid cards. These services allow the students to access the online education services over a fixed period of time, generally ranging from one month to three years, during which period the students can access the online learning platform at any time. The Group sells the prepaid cards to the students directly on its website or through distributors. The payment from distributors are generally received when the prepaid cards are delivered to the distributors, and not contingent upon the resale to the students (end users).

Payments received from students or distributors are initially recognized as deferred revenue. Revenue is recognized on a straight-line basis over the service period, starting from the activation of the prepaid cards by the students and ending with the prepaid cards' expiration date.

(c)	Private primary and secondary schools

The Group operates a number of private primary and secondary schools, which provide educational services to the students through traditional classroom education. Students register and pay for their classes at the beginning of each semester. Fees received from students upfront are initially recorded as deferred revenue. Revenue is recognized ratably over the service period, which is six months for each school semester. If a student withdraws from a class, any collected but unearned portion of the fee is recognized as revenue at that time unless the student is entitled to a refund.

(d)	International and elite curriculum programs

The Group provides international post-secondary and English language learning services for high schools in the PRC and international polytechnic curriculum programs through traditional classroom education. For those programs, students register and pay for their classes at the beginning of each semester or each short-term program (i.e. Summer camp). Fees collected from learning institutions are recognized either on a straight-line basis over the service period, which is typically the six-month school semester or when such services are completed.

Business tax

The Group's PRC subsidiaries, VIE and VIE' subsidiaries are subject to business taxes at the rate of 5.6%, which is applied to service revenue generated from online education programs and international and elite curriculum programs.

Value added tax ("VAT") and VAT rebate

The Group is subject to PRC value added tax (''VAT'') generally at a rate of 17% on part of the revenue from the online education technical services and online tutoring services which reduces revenues, and are entitled to an offset for VAT paid or borne on the goods purchased by the Group. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets. The Group is entitled to a rebate of VAT paid at a rate of 14%. The rebates are recorded as a component of revenue when the relevant compliance requirements are met and when there are neither further obligations, nor subject to future refunds or reimbursements. The rebates granted to the Group during the years ended December 31, 2010, 2011 and 2012 were RMB9,257, RMB8,260 and RMB12,237, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program has been phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, the Group's six subsidiaries became subject to VAT at the rates of 6%, seven subsidiaries became subject to VAT at the rates of 3%, on certain service revenues which were previously subject to business tax.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However, entities that are VAT small scale taxpayers, cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Research and development

Research and development expenses mainly include depreciation, payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platform and courseware. The Group expenses all research and development costs when incurred.

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs totaling RMB9,310, RMB13,794 and RMB3,801 for the years ended December 31, 2010, 2011 and 2012, respectively, which are recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Royalty fees

Royalty fees payable to the Fourth Middle School of Anqing for the use of the school's education resources in the provision of the Group's private primary and secondary schools services are payable each year from 2005 to 2024. The aggregated royalty fees are recognized as royalty expense on a straight-line basis over the royalty period. The difference between royalty fees paid and the amount reported as expenses was included as a component of accrued expenses and other current liabilities in the accompanying consolidated balance sheets.

Foreign currency translation

The functional currency of the Company, BJ-BCIT and BJ-WITT is the US$. The functional currency of all other entities within the Group is the RMB. Transactions in other currencies are recorded in each relevant entity's functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at rates of exchange in effect at the balance sheet dates. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates and transactions denominated in other currencies are converted at the applicable rates of exchange prevailing when the transactions occur. Exchange gains and losses are recorded in the consolidated statements of operations.

The Group's reporting currency is the RMB. The Group's entities with functional currency of US$ translate their operating results and financial position into the RMB, the Group's reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity amounts are translated at historical exchange rates and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income.

Income taxes

Current income taxes are provided in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority based solely on technical merits of the associated tax position. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income includes net income, foreign currency translation adjustments and change in fair value of available-for-sale investments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

Financial instruments

Financial instruments include cash and cash equivalents, term deposits, short-term investments, accounts receivable, accounts payable, and amounts due from and due to related parties. The carrying values of cash and cash equivalents, term deposits, accounts receivable, accounts payable and amounts due from and due to related parties approximate their fair values due to their short-term maturities. The fair values of the equity method investment are not readily determinable. Held-to-maturity investments are recorded at amortized cost. Available-for-sale investments are carried at fair value.

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted. Ordinary share equivalents are excluded from the computation of the diluted net income per share in periods when their effect would be anti-dilutive. The effect of the warrants, stock options, and RSUs are computed using the treasury stock method.

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share-based payment issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Business combinations

The Group accounts for its business combinations using the acquisition method of accounting. Acquisition costs are allocated to the assets and liabilities the Group acquired based on their fair values with goodwill being the excess value over the net identifiable assets acquired.

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions are cash. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Significant risks and uncertainties

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term investments, accounts receivable and amount due from related parties. The Group places its cash and cash equivalents and term deposits with financial institutions in the PRC and Hong Kong.

The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. To date, the Group has not experienced significant losses from uncollectible accounts. An allowance for doubtful accounts amounting to RMB540, nil and RMB 340 was recorded in 2010, 2011 and 2012, respectively and these amounts were written off in the same year. Management will continue to evaluate the Group's collection experience and provide for an allowance for doubtful accounts as appropriate.

A summary of the customers who accounted for 10% or more of the Group's consolidated net revenues was as follows:

	For the years ended December 31,
Customers	2010	2011	2012
	%	%	%

A	11	13	14
B	11	11	11
C	12	11	10
D	16	13	*

A summary of the customers who accounted for 10% or more of the Group's consolidated accounts receivable and amounts due from related parties was as follows:

	As of December 31,
Customers	2011	2012
	%	%

A	33	36
B	*	25
C	36	24
D	*	11

*	Represented less than 10% of consolidated net revenue or accounts receivable and amounts due from related parties' balances.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents and term deposits of the Group included aggregate amounts of RMB370,428 and RMB476,425, which were denominated in RMB, at December 31, 2011 and 2012, respectively, representing 99.6% and 99.7% of the cash and cash equivalents and term deposits at December 31, 2011 and 2012, respectively.

Accounting pronouncements recently adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•	Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•	Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•	Fair value of an instrument classified in a reporting entity's stockholders' equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group's consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group's consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

Recently issued accounting pronouncements not yet adopted

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

·	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.
·	Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS
3.	ACQUISITIONS

In order to diversify its service offerings under the online degree programs and online tutoring programs, the Group consummated the acquisitions set forth below. These transactions were recorded using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their estimated fair values on the acquisition date.

In October 2010, the Group acquired the remaining 81% equity interest in Hongcheng Xueyuan, for an aggregate purchase price of a cash consideration of RMB7,460(US$1,130) and Hongcheng Xueyuan became wholly owned by the Group.

In connection with the above business combination transaction, the Group re-measured its previously held 19% equity interest in Hongcheng Xueyuan at the acquisition-date fair value of RMB1,470 and recognized a gain of RMB260 in 2010.

The purchase price for this 81% equity interest was allocated based on the fair value of the acquired assets and liabilities on the date of acquisition.

		Weighted
		average remaining
	RMB	amortization period

Cash and cash equivalents	1,382
Accounts Receivable	397
Amounts due from related parties	1,319
Prepaid expenses and other current assets	82
Rental deposits	7
Property and equipment	80
Deferred revenue	(1,235)
Amounts due to related parties	(14)
Other taxes payable	(54)

Net tangible assets acquired	1,964
Noncontrolling interests	(144)
Intangible assets:
Partnership with local institutes	2,380	7.2 years
Reacquired right to use trademark	300	2.2 years

Total intangible assets	2,680
Deferred tax liabilities relating to intangible assets acquired	(670)
Goodwill (allocated to the online degree programs segment)	5,100
Re-measured fair value of previous 19% cost method investment	(1,470)

Total	7,460

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Accounts receivable	31,478	34,917
Less: allowance for doubtful accounts	-	-

Accounts receivable, net	31,478	34,917

Movement of allowance for doubtful accounts was as follow:

	2011	2012
	RMB	RMB

Balance as of January 1	-	-
Charged to expenses	-	340
Written off	-	(340)

Balances as of December 31	-	-

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	As of December 31,
	2011	2012
	RMB	RMB

Staff advances and others	3,000	4,878
Advance to an online school	1,707	341
Prepaid rental expense	4,329	2,872
Prepaid advertisement expense	510	601
Prepaid courseware use right	1,547	766
Prepaid professional fees	2,126	2,113
Advances to suppliers	3,410	4,801
Interest receivables from term deposits	1,056	953
VAT rebate receivable	5,040	6,130

	22,725	23,455

Advance to an online school represented amount loaned to an online education alliance program to fund its operations, which is non-interest bearing and is payable on demand. VAT rebate receivable represented the accrued VAT rebate from online degree programs and online tutoring which is expected to be received in the following year of accrual.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS [Abstract]
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

As of December 31, 2011 and 2012, the Group held the following short term investments:

	As of December 31,
	2011	2012
	RMB	RMB

Available-for-sale investments	17,648	15,575
Held to maturity investments	17,000	-
Equity method investment	-	8,000

	34,648	23,575

Held to maturity investments consist of trust funds with remaining maturity term less than one year. Since the Group had the positive intent and ability to hold the trust funds to maturity, the trust funds were classified as held to maturity investments and recorded at amortized cost.

·	In May 2010, the Group invested RMB8,000 in a trust fund managed by Zhongrong Trust Co., Ltd., which matured in May 2011. The Group received all the investment back and also received an investment interest of RMB646, which was recorded as investment income.
·	In March 2011, the Group invested RMB6,000 in a trust fund managed by Zhongrong Trust Co., Ltd., which matured in March 2012, the Group received all the investment back and also received an investment interest of RMB605, which was recorded as investment income.
·	In April 2011, the Group invested RMB3,000 in a trust fund managed by Minmetal International Trust Co., Ltd., which matured in April 2012. The Group received all the investment back and also received an investment income of RMB241, which was recorded as investment income.
·	In May 2011, the Group invested RMB8,000 in trust fund managed by Minmetal International Trust Co., Ltd., which matured in May 2012. The trust fund paid investment interest of RMB387 in December 2011. The Group received all the investment back and also received an investment income RMB388 in May 2012, which was also included in investment income.

In June 2012, the Group invested RMB8,000 in a limited partnership managed by Hainan Airline Group, which the Group expects to retire from in June 2013. The Group has applied the equity method to account for the investment as the Group, which holds a 12.75% limited partnership interest in this investment, is able to exercise significant influence over the operating and financial policies of the limited partnership. The Group has recognized and received a share of earnings on the investment in the amount of RMB480 for the year ended December 31, 2012.

The following table provides additional information on the unrealized gains and losses of the available-for-sale investments as of December 31, 2011 and 2012, respectively.

	As of December 31,
	2011				2012
			Accumulated	Net			Accumulated	Net
		Exchange	unrealized	carrying		Exchange	unrealized	carrying
	Cost	difference	(loss) gains	amount	Cost	difference	(loss) gains	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Available-for-sale
Corporate Bonds	19,110	(1,334)	(128)	17,648	15,939	(1,483)	1,119	15,575

Total	19,110	(1,334)	(128)	17,648	15,939	(1,483)	1,119	15,575

During the year ended December 31, 2011 and 2012, the Group sold RMB8,507 and RMB7,717 of corporate bonds, and the related (loss) gain of RMB(201) and RMB226 was transferred to investment income in the statement of operations.

LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENT [Abstract]
LONG-TERM INVESTMENT
7.	LONG-TERM INVESTMENT

In March, 2012, the Group and Shanghai Normal University, set up an entity Shanghai Shihong Technology Co., Ltd ("Shanghai Shihong"), in which the Group contributed cash of RMB1,020, representing 51% of equity interest in the entity. Shanghai Normal University contributed cash of RMB980 representing 49% of equity interest in the entity. The Group controls three out of five seats in the board of directors of Shanghai Shihong. The remaining two seats are controlled by the other shareholder. According to the article of association of Shanghai Shihong, two-thirds of directors' approval is required for the approval of operating budget and appointment and dismissal of the general manager. Therefore the Group does not have control but has significant influence over the operating and financial policies in Shanghai Shihong.

The Group applied the equity method to account for the investment and has recognized a share of loss on equity method investment in the amount of RMB219 for the year ended December 31, 2012.

LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
8.	LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Land use rights	30,287	30,287
Less: accumulated amortization	(3,630)	(4,238)

Land use rights, net	26,657	26,049

Amortization expenses for land use rights totaled RMB609, RMB608 and RMB608 for the years ended December 31, 2010, 2011 and 2012, respectively. Future amortization expenses are RMB608 per year for each of the next five years through December 31, 2017.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Buildings	225,633	241,560
Furniture, fixtures and equipment	67,997	73,991
Motor vehicles	12,562	12,251
Leasehold improvements	19,847	19,382

	326,039	347,184
Less: accumulated depreciation and amortization	(91,543)	(113,448)

	234,496	233,736
Construction in progress	4,714	4,827

	239,210	238,563

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB20,971, RMB23,900 and RMB25,377, respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
10.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net including those acquired as part of business combinations consisted of the following:

	For the years ended December 31,
	2011				2012
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Acquired intangible assets with definite lives
Service agreements with universities and high schools	89,235	(17,319)	(29,057)	42,859	89,235	(19,103)	(34,958)	35,174
Operating platforms used to provide online education services	759	(711)	-	48	759	(759)	-	-
Customer base	11,708	(11,708)	-	-	11,708	(11,708)	-	-
Online coursewares	3,623	(3,623)	-	-	3,623	(3,623)	-	-
Partnership with agencies	356	(339)	-	17	356	(353)	-	3
Exclusive partnership with universities	20,876	(9,304)	-	11,572	21,356	(10,453)	-	10,903
Operational right of private school	4,464	(1,769)	-	2,695	4,464	(2,021)	-	2,443
Partnership with local institutes	2,380	(387)	-	1,993	2,380	(720)	-	1,660
Reacquired right to use trademark	300	(162)	-	138	300	(300)	-	-

Total intangible assets with definite lives	133,701	(45,322)	(29,057)	59,322	134,181	(49,040)	(34,958)	50,183
Acquired intangible assets with indefinite lives
Trade name	4,316	-	-	4,316	4,316	-	-	4,316

Total	138,017	(45,322)	(29,057)	63,638	138,497	(49,040)	(34,958)	54,499

In September 2012, the Group disposed one of its exclusive partnerships with universities, which carried at RMB315 before the disposal, for cash of RMB315, and therefore, no gain or loss resulted from the disposal.

In the third quarter of 2012, due to the projected revenue decrease for the Group's international and elite curriculum segment, the Group performed impairment test for the related intangible assets with the assistance of a third-party valuation firm. The impairment loss of RMB5,901 with respect to the service agreements with universities and high schools was recorded for the year ended December 31, 2012. The Group derived fair value based on a discounted cash flow model (e.g., excess earning method) using assumptions about revenue growth rates and the appropriate discount rates.

No impairment loss for the intangible assets is recognized for the years ended December 31, 2010 and 2011.

Amortization expenses were RMB4,432, RMB4,171 and RMB3,903 for the years ended December 31, 2010, 2011 and 2012, respectively. Amortization expenses for the next five years are as follows:

Years ending December 31,	RMB

2013	3,082
2014	2,929
2015	2,892
2016	2,720
2017	2,512

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
11.	GOODWILL

The changes in the carrying amount of goodwill by operating segments for the years ended December 31, 2011 and 2012 were as follows. There were no changes in the carrying amount of goodwill by operating segments for the year ended December 31, 2012.

	2011
	Online	Private primary	Online	International and
	degree	and secondary	tutoring	elite curriculum
	programs	schools	programs	programs	Total
	RMB	RMB	RMB	RMB	RMB
Gross amount:
Beginning balance	17,960	1,924	20,798	59,801	100,483
Acquired during the year	-	-	-	-	-
Ending balance	17,960	1,924	20,798	59,801	100,483

Accumulated impairment
Beginning balance	-	(1,924)	-	(55,304)	(57,228)
Charge for the year	-	-	-	-	-
Ending balance	-	(1,924)	-	(55,304)	(57,228)

Goodwill, net	17,960	-	20,798	4,497	43,255

The Group performs its annual goodwill impairment tests at each year end or more frequently if events or changes in circumstances indicate that it might be impaired. In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group's reporting units. Accordingly, it adopted a discounted cash flow ("DCF") method under the income approach, which considers a number of factors, including expected future cash flows based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth, and discount rates developed using market participant based assumptions, and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its reporting units. The assumptions are inherently uncertain and subjective.

No impairment charges were reached for the years ended December 31, 2010, 2011 and 2012, respectively.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Advances from students	10,725	13,804
Accrued expenses	8,943	13,730
Accrued professional fees	4,219	1,168
Accrued employee payroll and welfare benefits	59,152	67,979
Tuition fees payable to universities	3,497	10,324
Other payables	5,444	6,553

	91,980	113,558

Advances from students represented amounts received for books and materials, which the Group collected from students on behalf of third party vendors.

OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2012
OTHER TAXES PAYABLE [Abstract]
OTHER TAXES PAYABLE
13.	OTHER TAXES PAYABLE

Other taxes payable consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

VAT payable	5,392	10,618
Business taxes payable	15,801	15,691
Individual income taxes payable	736	944
Real estate taxes payable	41	41

	21,970	27,294

The Group is required to withhold PRC individual income taxes on employees' payroll for remittance to the tax authorities.

SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLAN [Abstract]
SHARE OPTION PLAN
14.	SHARE OPTION PLAN

The Company's original employee share option plan (the "Original Plan") was effective on August 10, 2000 and allowed the Company to offer a variety of incentive awards to employees and non-employee directors of the Group and any consultant who performs services for the Group. Pursuant to the Original Plan, an incentive option could only be granted to employees and a non-qualified option could be granted to employees, non-employee directors and consultants. The number of option shares granted under the Original Plan was not permitted to exceed 15% of the aggregate number of the issued and outstanding shares of the Company, calculated on a fully-diluted basis. Under the terms of the Original Plan, the exercise price for an incentive option shall not be less than 100% of the fair market value of the ordinary share on the date of grant. Option vesting schedule shall be more than three years and no acceleration for option vesting schedule shall be permitted, unless approved by Board of Directors. On December 13, 2004, an Amended and Restated Share Option Plan (the "Amended Plan") became effective, and replaced the Original Plan. Under the Amended Plan, options to purchase ordinary shares increased to 12,846,621.

In March 2007, the Company adopted the Second Amended and Restated Share Option Plan (the "Second Amended Plan"), which replaced the Amended Plan and provided for the grant of non-vested shares as well as options. Under the Second Amended Plan, the Company was permitted to grant options to purchase up to 12,846,621 ordinary shares to the Group's employees, directors and consultants. The minimum option vesting period for any option grants under the Second Amended Plan was three years and acceleration of option vesting was not permitted, unless approved by the Board of Directors.

The terms of the Second Amended Plan did not permit incentive share options to be granted to greater than 10% shareholders unless the exercise price equaled at least 110% of the fair market value.

The Company adopted the equity incentive plan (the "Equity Incentive Plan") in November 2007. The Equity Incentive Plan replaced the Second Amended Plan adopted in March 2007. The Equity Incentive Plan allows the Company to offer a variety of incentive awards to employees and non-employee directors of the Group and any consultant who performs services for the Group. Pursuant to the Equity Incentive Plan, an incentive share option ("ISO") may only be granted to employees and a non-qualified option may be granted to employees, non-employee directors and consultants. No more than 12,846,621 shares may be issued under the Equity Incentive Plan provided, however, that there shall be an annual increase on January 1 of each year in an amount equal to two percent (2%) of the total number of the Company's outstanding shares at December 31 of the preceding calendar year. Under the terms of the Equity Incentive Plan, the exercise price for an ISO shall not be less than 100% of the fair market value per share on the grant date. However, in the case of an ISO awarded to a grantee who at the time of grant owned shares representing more than 10% of the combined voting power of all classes of the Company's share capital (including any equity of any of the Company's Chinese subsidiaries), the exercise price of option may not be less than 110% of the fair market value of the ordinary shares on the date of grant of such ISO and the option period may not be greater than five years from the date of grant. The minimum option vesting period for any option grant is three years and acceleration of vesting is not permitted, unless approved by the Board of Directors.

The Company's shareholders approved certain amendments to its Equity Incentive Plan (as amended, the "Amended Equity Incentive Plan") at the Extraordinary General Meeting held on March 6, 2009. The amendments (i) provide for the administration of the Amended Equity Incentive Plan by the Compensation Committee of the Company's Board of Directors; (ii) delegate to the Compensation Committee authority to, among other things, amend or modify outstanding awards under the Amended Equity Incentive Plan, including the repricing of "underwater" options; and (iii) eliminate the requirement that subsequent amendments to the Amended Equity Incentive Plan be submitted for shareholder approval.

On August 18, 2010, the Compensation Committee adopted the Second Amended to the Amended Equity Incentive Plan (as amended, the "Second Amended Equity Incentive Plan"). No more than 16,071,593 Shares may be issued under the Second Amended Equity Incentive Plan, provided however that there shall be an annual increase to be added on January 1st each year in an amount equal to two point five percent (2.5%) of the total number of the Company's outstanding shares at December 31 of the preceding calendar year.

All options granted will vest over periods ranging from immediately to four years and any unexercised options will expire ten years from the date of grant. As of December 31, 2011 and 2012, respectively, options to purchase 9,974,138 and 9,128,105 ordinary shares were outstanding, and options to purchase 694,475 and 140,701 ordinary shares remained available for future grants.

In June 2008, the Company transferred 8,344,305 ordinary shares to its depositary bank representing 2,781,435 ADSs, to be issued to employees and non-employees upon the exercise of their vested share options. 765,924, 116,787 and 837,204 ordinary shares out of these 8,344,305 ordinary shares had been issued to employees and non-employees upon the exercise of their share options for the year ended December 31, 2010, 2011 and 2012 respectively. 5,751,888 ordinary shares remain for future issuance, therefore neither are included in the outstanding number of shares as of December 31, 2012 nor included in the computation of basic and diluted EPS.

On February 14, 2012, the Compensation Committee authorized the Company to reprice 1,031,000 "underwater" options at the fair market value on the approval date. The Compensation Committee authorized this in order to enhance the Group's ability to retain and motivate its employees, directors and consultants. The number of employees affected was 30. This was accounted for as a modification. The total incremental compensation cost resulting from the modifications is RMB604, which is recognized over the remaining vesting period.

Through December 31, 2012, the Group had granted to its employees, officers, and directors an accumulated total of 17,127,400 share options to purchase ordinary shares, all of which were exercisable in US$.

For the share options granted to employees, the Group recorded compensation expense based on the fair value of each option on the date of grant, using the Black-Scholes option pricing model. The Group recorded a total compensation expense of RMB5,512, RMB3,446 and RMB3,804 for the years ended December 31, 2010, 2011 and 2012, respectively.

The following assumptions were used in option pricing model on the date of grant/modification. In 2012, there were no options granted.

	2010	2011

Weighted average volatility rate (1)	48.3%	47.6%
Weighted average risk-free interest rate (2)	2.59%	1.18%
Weighted average expected option life (years) (3)	6.0	6.0
Weighted average dividend yield (4)	-	-
Weighted average fair value of underlying ordinary share (5)	$1.19	$0.84

The following assumptions were used in option pricing model:

(1)	Volatility

For options granted prior to 2011, the volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company's ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. For options granted since 2011, volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected term

As the Company did not have sufficient historical share option exercise experience, it estimated the expected term base on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)	Dividend yield

The Company assumed a zero dividend yield based on its expected dividend policy over the expected term of the options. The Company anticipates growing its business with internally generated cash and does not expect to pay dividends in the foreseeable future, nor has it paid any dividends to date.

(5)	Fair value of underlying ordinary shares

The closing market price of the Company's ordinary shares as of the grant date was used as the fair value of the underlying ordinary shares on that date.

A summary of the share option activity was as follows. The fair value of the ordinary shares, and exercise prices set forth in the tables below are denominated in US$.

	Outstanding options
		Weighted	Weighted average
		average	grant-date
	Number of	exercise	fair value of
	options	price per share	ordinary shares
		US$	US$

Outstanding at January 1, 2012	9,974,138	1.44	1.50
Exercised	(837,204)	0.96	0.47
Forfeited	(8,799)	1.90	2.16
Expired	(30)	1.37	1.22

Outstanding at December 31, 2012	9,128,105	1.48	1.60

Vested and expected to vest as of December 31, 2012	9,128,105	1.48	1.60

Exercisable as of December 31, 2012	8,841,438	1.43	1.58

The following table summarizes information with respect to share options outstanding at December 31, 2012:

	Options outstanding				Options exercisable
		Weighted		Weighted		Weighted		Weighted
		average	Weighted	average		average	Weighted	average
	Number	remaining	average	intrinsic	Number	remaining	average	intrinsic
	outstanding	contractual life	exercise price	value	exercisable	contractual life	exercise price	value
			US$	US$			US$	US$
Average exercise price:
US$
0.50	344,500	0.58	0.50	1.44	344,500	0.58	0.50	1.44
0.86	988,800	1.93	0.86	1.08	988,800	1.93	0.86	1.08
1.09-1.85	6,646,070	3.19	1.48	0.46	6,426,070	3.00	1.47	0.47
1.86-2.85	1,148,735	6.87	2.05	-	1,082,068	6.85	2.02	-
	9,128,105	3.42	1.48	0.50	8,841,438	3.26	1.43	0.52

The weighted average intrinsic value in the table above represents the aggregate difference between the Company's closing stock price as of December 31, 2012 and the exercise price for in the money options.

Total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was RMB7,030, RMB840 and RMB5,103, respectively.

As of December 31, 2012, there was RMB1,098 unrecognized share-based compensation cost related to share options. Such cost is expected to be recognized over a weighted-average vesting period of 1.83 years. To the extent the actual forfeiture rate is different from the Company's original estimate, the actual share-based compensation cost related to these awards may differ from such estimate.

Stock Incentive Plan-Restricted Share Units

In September 2010, the Compensation Committee of the Board of Directors of the Company approved a Restricted Share Units ("RSUs") awards program pursuant to the Equity Incentive Plan. Each RSU represents the contingent right of the participant to receive an ordinary share.

In May and November 2012, the Compensation Committee of the Board of Directors of the Company approved two RSUs awards programs respectively pursuant to the Equity Incentive Plan. Each RSU represents the right of the participant to receive an ordinary share.

An RSU is an agreement to issue stock at the time the award vests with zero exercise price. The fair value of each RSU is measured on the grant date based on the market closing price of the stock on the grant date. Each of the fair value of the restricted share units set forth in the tables below are denominated in US$.

In September 2010, the Company granted 1,590,000 of RSUs to its employees, which will vest by 50%, 33.3% and 16.7%, respectively, when certain performance target on the Group's annual gross revenue for the years 2013, 2015, and 2016 are achieved.

In May 2012, the Company granted 124,000 of RSUs to its employees, which will fully vest at the end of the third year after the issuance.

In November 2012, the Company granted 1,599,000 of RSUs to its employees, of which 75% will vest at the end of the third year after the issuance and the remaining 25% of the RSUs will vest at the end of the fourth year after the issuance.

	Outstanding restricted share units
	Number of	Weighted average
	restricted	grant date
	share units	fair value
		US$
Outstanding at January 1, 2012	1,590,000	2.30

Granted	1,723,000	1.87

Outstanding at December 31, 2012	3,313,000	2.08

Vested and expected to vest at December 31, 2012	2,366,095	2.02

For RSUs with performance targets, the Group recognizes compensation cost on the RSUs based on the estimated probability of fulfilling the performance target of each year and on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. For RSUs without performance targets, the Group recognizes compensation costs on the RSUs based on a straight line basis over the requisite service period. The Group recorded total compensation cost of RMB771, RMB3,037 and RMB4,454 related to the RSUs for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the estimated stock-based compensation costs to be recognized are RMB21,182 over the weighted average of 2.71 years.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
15.	INCOME TAXES

Cayman Islands

The Company is a tax-exempt entity incorporated in the Cayman Islands.

British Virgin Islands

BJ-BCIT and BJ-WITT are tax-exempt entities incorporated in the British Virgin Islands.

PRC

The Group's PRC subsidiaries and VIE and VIE's subsidiaries are generally subject to an enterprise income tax at 25% tax rate pursuant to the Enterprise Income Tax Law (the "EIT" Law).

Under the EIT Law, the Group's PRC entities qualifed as "high and new technology enterprise" ("the HNTE") are entitled to a tax rate of 15%. CMR Web, Hongcheng Liye, Hongcheng Education, Zhongnongda Network, Beiyuda, Gotop Hongcheng, and Dongcai obtained the HNTE status in 2008, and renewed the HNTE status for additional three years in 2011. Hongcheng Technology and Chongda obtained the HNTE status in 2009 and 2010, respectively. Hongcheng Technology renewed the HNTE status for additional three years in 2012. Qualifying entities can apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

As HNTEs located in Beijing, Hongcheng Education and Gotop Hongcheng were entitled to a three-year exemption from EIT, followed by a preferential tax rate of 7.5% of the applicable tax rate in the next three years. Hongcheng Education was entitled to the reduced tax rate of 7.5% for the years 2009 and 2010. Gotop Hongcheng was entitled to the reduced tax rate of 7.5% for the years 2009, 2010 and 2011.

Beiyuda obtained the preferential tax rate approval from local tax Bureau and was entitled to the tax-exemption in 2009, followed by a reduced tax rate of 7.5% for 2010 to 2012.

One of the Group's subsidiaries, Chongda, which qualified as a "software enterprise" under the EIT law was entitled to a preferential tax rate of 12.5% for 2009 and 2010.

The preferential tax rates, which were used to calculate the tax provision based on the Group's interpretation of the EIT Law, are presented in the following table.

PRC entities	2010	2011	2012	2013	2014

CMR Web	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Liye	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Education	7.5%	15.0%	15.0%	15.0%	15.0%
ZhongNongda Network	15.0%	15.0%	15.0%	15.0%	15.0%
Beiyuda	7.5%	7.5%	7.5%	15.0%	15.0%
Gotop Hongcheng	7.5%	7.5%	15.0%	15.0%	15.0%
Hongcheng Technology	15.0%	15.0%	15.0%	15.0%	15.0%
Dongcai	15.0%	15.0%	15.0%	15.0%	15.0%
Chongda	12.5%	15.0%	15.0%	15.0%	15.0%

The current and deferred components of the income tax expense appearing in the consolidated statements of operation were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax	17,933	23,078	19,939
Deferred tax provision (benefit)	(4,600)	(6,034)	6,488

	13,333	17,044	26,427

The principal components of the Group's deferred income tax assets and liabilities were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Current deferred tax assets
Deferred revenues	11,517	11,685

Total current deferred tax assets	11,517	11,685
Less: valuation allowance on deferred tax assets	(5,820)	(2,114)

Total net current deferred tax assets	5,697	9,571

Non-current deferred tax assets
Property and equipment	658	339
Deferred revenues	1,227	1,137
Net operating loss carry forwards	14,203	11,753

Total non-current deferred tax assets	16,088	13,229
Less: valuation allowance on deferred tax assets	(7,871)	(11,144)

Total net non-current deferred tax assets	8,217	2,085

Non-current deferred tax liabilities
Property and equipment	70	64
Acquired intangible assets	9,173	7,117
Amount due from related party-non current	-	6,292

Total deferred tax liabilities	9,243	13,473

The Group operates through multiple PRC entities and the valuation allowances are considered separately for each PRC entity, as losses and deferred taxes from one PRC entity cannot be utilized by another entity.

The Group has net operating loss carryforwards of RMB48,878 from its PRC entities for the year ended December 31, 2012 that will expire on various dates between December 31, 2013 and December 31, 2017.

As of December 31, 2012, a valuation allowance of RMB13,258 was provided against deferred tax assets including those related to deferred revenue and net operating loss carryforwards of certain of the Group's PRC entities due to the Group's determination that it is more likely than not that the deferred tax assets related to such entities will not be realized. Adjustments will be made to the valuation allowance if events occur in the future that indicate changes in the amount of deferred tax assets that may be realized.

Reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before income taxes was as follows:

	For the years ended December 31,
	2010	2011	2012
	%	%	%

Statutory rate	25	25	25
Tax holiday and exemptions	(10)	(18)	(14)
Effect on tax rates in different tax jurisdiction	3	5	3
Expenses non-deductible for tax purposes	-	-	7
Changes in valuation allowance	2	8	-
Increase (decrease) in unrecognized tax benefit	(5)	3	3

Effective tax rates	15	23	24

If the tax exemption granted to the Group had not been available, provisions for income tax expense would have increased by RMB9,257, RMB10,418 and RMB15,829 for the years ended December 31, 2010, 2011 and 2012, respectively. The basic net income per share attributable to ChinaEdu Corporation would have been decreased by RMB0.19, RMB0.21 and RMB0.33 for the years ended December 31, 2010, 2011 and 2012, respectively. And the diluted net income per share attributable to ChinaEdu Corporation would have been decreased by RMB0.18, RMB0.20 and RMB0.31 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group's unrecognized tax benefit mainly relates to interest income accrued for intercompany balances and rental income from certain entities within the Group.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

RMB

Balance at January 1, 2011	3,691
Additions based on tax positions related to the current year	2,062
Other - interest and penalty	336

Balance at December 31, 2011	6,089
Additions based on tax positions related to the current year	2,221
Other - interest and penalty	485

Balance at December 31, 2012	8,795

One subsidiary of the Group has completed the tax de-registration procedure in 2010, and RMB5,473 unrecognized tax benefit of this subsidiary was reversed in 2010.

The Group recognizes interest and penalty accrued related to unrecognized tax benefits in income tax expenses.

The Group does not anticipate any significant change on its uncertain tax position within 12 months of December 31, 2012.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the ''SAT'') issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the ''de facto management body'' of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.

As of December 31, 2012, the Company's subsidiaries located in the PRC recorded aggregate accumulated earning of approximately RMB117,703. Since the Group has decided to reinvest those profits for future development, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group as of December 31, 2012.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 (equivalent of US$15) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The relevant tax authorities of the Group's subsidiaries have not conducted a tax examination on the PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2008 to 2012 of the Group's PRC subsidiaries, the VIE and VIE's subsidiaries remain subject to tax audits as of December 31, 2012, at the tax authorities' discretion.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of carrying amount over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. The Group has not recorded any such deferred tax liability attributable to the financial interest in its VIE because the VIE was in an accumulated loss position as of December 31, 2012.

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST [Abstract]
NONCONTROLLING INTEREST
16.	NONCONTROLLING INTEREST

The Group computed net income attributable to noncontrolling interests ("NCI") for each less-than-wholly-owned subsidiary as the net income or loss of that subsidiary multiplied by the ownership percentage held by NCI. The total net income generated by the Group's less-than-wholly-owned subsidiaries was RMB92,074, RMB97,376, and RMB108,998 for the years ended December 31, 2010, 2011 and 2012, respectively. The net income attributed to NCI was RMB36,840, RMB39,752, and RMB45,338, representing 40.0%, 40.8%, and 41.6% of net income generated by the Group's less-than-wholly-owned subsidiaries and 48.4%, 70.3%, 54.4% of the Group's consolidated net income for the years ended December 31, 2010, 2011 and 2012, respectively.

	For the years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Balance at January	102,180	133,485	167,253
Net income (i)	36,840	39,752	45,338
Capital injection by noncontrolling shareholders(ii)	1,470	2,960	-
Foreign currency translation adjustments	951	6,268	2,498
Dividend to noncontrolling shareholders	(7,102)	(15,212)	(17,321)
Acquisition of noncontrolling interests (iii)	(854)	-	-
Disposal of the subsidiaries (iv)	-	-	(857)

Balance at December 31	133,485	167,253	196,911

(i)	The Group computed net income attributable to noncontrolling interests for each less-than-wholly-owned subsidiary as the net income or loss of that subsidiary multiplied by the ownership percentage held by NCI.

(ii)	Represented the capital contributions from the noncontrolling shareholders, which are in proportion to their ownership percentages in the respective subsidiaries.

(iii)	Represented the acquisitions of noncontrolling interests inYuancheng Education, Hangzhou Hongcheng Education Training Service Co., Ltd., and Nanning Hongcheng Xueyuan Technology Development Co., Ltd. in 2010.

(iv)	Represented the disposal of noncontrolling interests in Guangzhou Hongcheng and Guangxi Hongcheng in 2012.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE [Abstract]
NET INCOME PER SHARE
17.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net income attributable to ChinaEdu Corporation (numerator)	39,317	16,821	37,971

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share	48,004,323	47,453,930	47,523,375
Incremental weighted average ordinary shares from assumed conversions of share option, warrants and RSUs using treasury stock method:	4,005,906	3,215,299	2,963,858

Weighted average ordinary shares outstanding used in computing diluted net income per share	52,010,229	50,669,229	50,487,233

Net income per share attributable to ChinaEdu Corporation-basic	0.82	0.35	0.80
Net income per share attributable to ChinaEdu Corporation-diluted	0.76	0.33	0.75

Ordinary share equivalents of options and warrants are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options and warrants are used to repurchase outstanding ordinary shares using the average fair value for the period.

WARRANTS	12 Months Ended
Dec. 31, 2012
WARRANTS [Abstract]
WARRANTS
18.	WARRANTS

Pursuant to the terms of the Series C preferred share agreement dated July 14, 2005, the Company granted warrants to Series C preferred shareholders to purchase up to 608,108 ordinary shares. The warrants had an exercise price of US$1.85 per share and were exercisable commencing on July 14, 2005 and ending on August 12, 2010. The fair value and the booked value of the warrants were approximately RMB2,459 (US$305) and RMB2,353 (US$292), respectively, at the grant date. Up to the end of 2009, 121,622 warrants were exercised at US$1.85 to purchase the same number of ordinary shares. The remaining unexercised 486,486 warrants lapsed in August 2010 with the amount of RMB1,883, which was reclassified to additional paid-in capital account. As of December 31, 2011 and 2012, no warrants were outstanding.

SHARE REPURCHASES	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASES [Abstract]
SHARE REPURCHASES
19.	SHARE REPURCHASES

In April 2010, the Company approved a share repurchase plan to repurchase up to US$3 million of the outstanding ADSs from time to time through May 1, 2012. Pursuant to this plan, the Company repurchased of 852,144 ordinary shares in open market transactions conducted between June and November 2010 for a cash consideration of RMB13,262 (US$1,996), and all the repurchased shares were cancelled. The repurchases were made at an average price of US$2.34 per ordinary share (US$7.03 per ADS). In 2011, the Company repurchased an aggregate of 590,205 ordinary shares in open market transactions conducted between May and December 2011 for a cash consideration of RMB8,243(US$1,274), and all the repurchased shares were cancelled. The repurchases were made at an average price of US$2.16 per ordinary share (US$6.48 per ADS).

In May 2011, the Company approved a share repurchase plan to repurchase up to $10 million of the outstanding ADSs from time to time though May 1, 2013. Pursuant to this plan, the Company repurchased an aggregate of 376,761 ordinary shares in open market transactions conducted between June and December 2012 for a cash consideration of RMB4,574 (US$723). and all the repurchased shares were cancelled. The purchases were made at an average price of US$1.83 per ordinary share (US$5.48 per ADS).

In December 31, 2012, the Company approved a share repurchase plan to repurchase up to US$40 million of the outstanding ADSs from time to time and no expiry date was stipulated for the repurchase.

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
20.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full-time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. Total provisions for such employee benefits were RMB27,543, RMB35,384 and RMB36,039 for the years ended December 31, 2010, 2011 and 2012, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
21.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group's financial assets measured at fair value on a recurring basis as of December 31, 2011 and 2012 consists of available-for-sale securities as set out in Note 6 based on level 1 input because the Group used the quoted prices for identical instruments traded in active markets to value the investments.

The following table summarizes the Group's financial assets measured and recorded at fair value on recurring basis as of December 31, 2011, and 2012, respectively:

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of December 31, 2011
Assets:
Available-for-sale investments	17,648	-	-	17,648

Total assets at fair value	17,648	-	-	17,648

As of December 31, 2012
Assets:
Available-for-sale investments	15,575	-	-	15,575

Total assets at fair value	15,575	-	-	15,575

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the "cost," "income approach-excess earnings" and "with & without" valuation methods. These purchased assets and liabilities are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group's assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the intangible assets at fair value on a nonrecurring basis as results of the impairment loss of RMB5,901 recognized in 2012, as set out in Note 10. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments (Note 11). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate. There was no impairment for the years ended December 31, 2010, 2011 and 2012.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS
22.	COMMITMENTS

(a)	Pursuant to a contract signed between Hongcheng Education and the Fourth Middle School of Anqing for the use of the school's education resources, Hongcheng Education has committed to pay a royalty fee of RMB650 per annum from 2005 to 2007, RMB1,000 per annum from 2008 to 2010, and RMB1,200 per annum from 2011 to 2024. The aggregate fees committed through 2024 were recognized as expenses on a straight-line basis, and the difference between the amount paid and the amount recognized is reported as amount due to related parties. For the years ended December 31, 2010, 2011 and 2012, the amounts reported as expenses were RMB1,088 during each period. The amounts recorded as deferred commitment fees included in accrued expenses and other current liabilities as of December 31, 2011 and 2012 were RMB1,463 and RMB1,350, respectively.

(b)	The Group leases certain office premises under non-cancelable operating leases through 2016. Rental expenses under operating leases for 2010, 2011, and 2012 were RMB11,031, RMB14,858 and RMB18,091 respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31	RMB

2013	7,987
2014	3,562
2015	1,608
2016	1,540
2017 and thereafter	1,279

15,976

(c)	As of December 31, 2012, the Group had commitments totaling RMB66,016 for the expansion of the schools in Anqing, Pingdingshan and Jingzhou. As of December 31, 2012, the remaining portion of capital commitment to the Jingzhou School for its expansion was RMB64,752, which included capital commitment for the on-going construction in progress of RMB5,572. Since the construction of Jingzhou School is delayed, the Group is unable to make reasonable estimates regarding the timing of payment of capital commitments for Jingzhou School. The capital commitments for the on-going construction in progress of Anqing and Pingdingshan schools totaling RMB1,264 as of December 31, 2012 are expected to be paid within 2013.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
23.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group has been organized with four business segments: online degree programs, online tutoring programs, private primary and secondary schools and international and elite curriculum programs.

The Group's chief operating decision maker is its chief executive officer. Segment information provided to the chief operating decision maker is prepared using US GAAP.

The following sets forth the relevant information for the Group's operating segments:

	As of December 31,
	2011	2012
	RMB	RMB

Assets
Online degree programs	778,269	937,541
Online tutoring programs	53,859	49,980
Private primary and secondary schools	151,478	150,723
International and elite curriculum programs	39,607	23,132
Corporate assets	82,352	80,877

Total assets	1,105,565	1,242,253

Liabilities
Online degree programs	116,055	184,190
Online tutoring programs	53,531	57,188
Private primary and secondary schools	120,306	112,008
International and elite curriculum programs	34,558	38,081
Corporate liabilities	9,056	3,684

Total liabilities	333,506	395,151

Segment of net revenue are presented in the following table.

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue
Online degree programs	310,005	347,107	393,343
Online tutoring programs	23,669	25,755	25,266
Private primary and secondary schools	41,054	49,653	59,937
International and elite curriculum programs	14,114	13,344	9,776

Total net revenue	388,842	435,859	488,322

Cost of revenue
Online degree programs	101,906	124,242	137,689
Online tutoring programs	6,101	9,107	11,861
Private primary and secondary schools	30,279	36,127	42,713
International and elite curriculum programs	9,416	16,128	9,846

Total cost of revenue	147,702	185,604	202,109

Gross profit (loss)
Online degree programs	208,099	222,865	255,654
Online tutoring programs	17,568	16,648	13,405
Private primary and secondary schools	10,775	13,526	17,224
International and elite curriculum programs	4,698	(2,784)	(70)

Total gross profit	241,140	250,255	286,213

The Group does not allocate operating expenses to individual segments when making decisions about allocating resources to such segments and assessing their performance. The Group primarily operates in the PRC. All of the Group's long-lived assets are located in the PRC.

Net revenue from significant types of services the Group provides was as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Third parties:
Online degree programs	78,471	97,284	121,541
Online tutoring programs	23,669	25,755	25,266
Private primary and secondary schools	41,054	49,653	59,937
International and elite curriculum programs	14,114	13,344	9,776

	157,308	186,036	216,520

Related parties:
Online education technical services, consulting services and recruiting services	231,534	249,823	271,802

	231,534	249,823	271,802

	388,842	435,859	488,322

The carrying amounts of goodwill and acquired intangible assets by operating segments were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Acquired intangible assets, net:
Online degree programs	45,781	43,798
Online tutoring programs	4,350	4,324
Private primary and secondary schools	2,695	2,442
International and elite curriculum programs	10,812	3,935

	63,638	54,499

Goodwill:
Online degree programs	17,960	17,960
Online tutoring programs	20,798	20,798
Private primary and secondary schools	-	-
International and elite curriculum programs	4,497	4,497

	43,255	43,255

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES [Abstract]
STATUTORY RESERVES
25.	STATUTORY RESERVES

Prior to payment of dividends, pursuant to the PRC laws and regulations, enterprises incorporated in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve, (ii) enterprise expansion reserve, (iii) a staff bonus and welfare reserve, and (iv) development fund.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Group's discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends.

PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax income before payments of dividend to a fund to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment. For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of its net assets as determined in accordance with generally accepted accounting principles in the PRC.

For the years ended December 31, 2010, 2011 and 2012, the Group's entities in the PRC made appropriations to the general reserves and development fund of RMB15,931, RMB7,043 and RMB4,341, respectively.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
26.	RESTRICTED NET ASSETS

The Group's restricted net assets include the paid-in-capital and statutory reserves of the Group's PRC subsidiaries and paid-in-capital of its VIE and VIE's subsidiaries. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Group's PRC subsidiaries and VIE from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, general reserve (see Note 25) requiring annual appropriations of 10% of after-tax profit and development fund (see Note 25) requiring annual appropriations of 25% of after-tax profit or 25% of the annual increase of net assets should be set aside prior to the payment of dividends.

As a result of these PRC laws and regulations, the Group's entities in the PRC are restricted in their ability to transfer a portion of their net assets to the Group. As of December 31, 2011, and 2012, the amounts of restricted net assets were RMB507,800 and RMB509,421, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

Share repurchase

The Company repurchased an aggregate of 19,695,552 ordinary shares equivalent under the privately negotiated repurchase agreements conducted between January and February 2013 for a cash consideration of RMB229,132 (equivalent of US$36,765) from the following borrowings, and all the repurchased shares were cancelled. The purchases were made at an average price of US$1.87 per ordinary share (US$5.60 per ADS) and were recorded as a reduction of ordinary shares and additional paid-in capital.

Revolving loan

In January 2013, the Company obtained a monthly revolving loan of RMB6,211 (equivalent of US$ 998) with an annual interest rate of 1.21% from Credit Agricole (Suisse) SA, Hong Kong branch. The loan can be renewed monthly and was pledged by the corporate bonds of RMB10,008 (equivalent of US$1,608) which are held by the Company with the same bank.

Credit facility agreement

The Company entered into a credit facility agreement ("Loan Agreement") with The Bank of East Asia, Limited ("BEA"), which includes Facility 1 of up to a maximum principal amount of RMB 160,000 and Facility 2 of up to a maximum principal amount of USD10,000. The Company has withdrawn RMB159,750 of Facility 1 and the remaining RMB 250 was cancelled and fully withdrew the amount of Facility 2 on February 1, 2013.

The interest rate for the loan from Facility 1 is 4.5%, being defined at 0.5% plus BEA CNY Prime Rate as quoted by BEA from time to time; the interest rate for the loan from Facility 2 was 4.4455%, being defined at 4.2% plus 3-month London Interbank Offered Rate ("LIBOR") (0.2455% as of the date of loan withdrawn). Facility 1 is a three-year loan and Facility 2 is a one-year loan.

Facility 1 was secured by a standby letter of credit issued by BEA Beijing branch. The standby letter of credit was secured by a three-year cash pledge of RMB95,850 and the collateralization of the Gehua building office. The security provided for Facility 2 is to maintain an RMB deposit with BEA Beijing branch for an amount with daily average balance of not less than RMB35,000 throughout the loan life of the Facility 2 and a monitoring agreement regarding the RMB deposits maintained.

Among other things, the Credit facility agreement also contains covenants that require the Company to maintain:

·	Maintain the Group's consolidated tangible net worth of not less than RMB270 million;
·	Maintain the Group's consolidated total current assets to consolidated total current liabilities ratio not less than 1.2:1; and
·	Maintain the Group's consolidated net bank borrowings to its consolidated tangible net worth not greater than 0.75:1.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands, except share-related data)

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Assets

Current assets:
Cash and cash equivalents	744	137	22
Short-term investments	17,648	15,575	2,500
Prepaid expenses and other current assets	1,038	1,079	173
Amounts due from related parties	63,664	66,167	10,621

Total current assets	83,094	82,958	13,316
Investments in subsidiaries and VIE	531,511	572,995	91,972

Total assets	614,605	655,953	105,288

Liabilities and Equity

Current liabilities:
Accrued expenses and other current liabilities	4,663	1,195	191
Amount due to related parties	1,931	1,922	309

Total current liabilities	6,594	3,117	500
Deferred revenue	3,205	2,645	425

Total liabilities	9,799	5,762	925

Equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,804,980 and 47,215,888 shares issued and outstanding, respectively as of December 31, 2011; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012)	4,041	4,070	653
Additional paid-in capital	673,516	682,239	109,507
Accumulated deficits	(43,195)	(5,224)	(839)
Accumulated other comprehensive loss	(29,556)	(30,894)	(4,958)

Total equity	604,806	650,191	104,363

Total liabilities and equity	614,605	655,953	105,288

STATEMENTS OF OPERATIONS

(In thousands, except share-related data)

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative (including share-based compensation of RMB6,283, RMB6,483, and RMB8,258 for 2010, 2011 and 2012, respectively)	(10,233)	(10,775)	(8,881)	(1,426)

Loss from operations	(10,233)	(10,775)	(8,881)	(1,426)

Other income	572	547	534	86
Interest income	750	1,176	892	142
Interest expense	(5)	-	-	-
Investment income (loss)	-	(201)	226	36
Equity in earnings of subsidiaries and VIE	48,223	26,074	45,200	7,254

Net income	39,317	16,821	37,971	6,092

STATEMENTS OF OPERATIONS

(In thousands, except share-related data)

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net income	39,317	16,821	37,971	6,092
Other comprehensive income(losses), net of taxes:
Foreign currency translation adjustments	(2,139)	(7,019)	(2,585)	(415)
Change in fair value of available-for-sale investments, net of taxes	(85)	187	1,247	200

Comprehensive income attributable to ChinaEdu Corporation shareholders	37,093	9,989	36,633	5,877

CONDENSED FINANCIAL INFORMATION OF CHANGES IN EQUITY

(In thousands, except share-related data)

										Accumulated
				Additional						other
	Ordinary shares			paid-in				Accumulated		comprehensive
	Outstanding shares	Amount		capital		Warrants		deficits		income (loss)	Total
		RMB		RMB		RMB		RMB		RMB	RMB

Balance at January 1, 2010	47,775,526		4,076		673,847	1,883		(99,333)		(20,500)		559,973
Repurchase and cancellation of ordinary shares	(852,144)		(57)		(13,411)	-		-		-		(13,468)
Forfeiture of warrants	-		-		1,883	(1,883)		-		-		-
Exercise of share options	765,924		52		6,046	-		-		-		6,098
Amortization of share-based compensation	-		-		6,283	-		-		-		6,283
Foreign currency translation adjustments	-		-		-	-		-		(2,139)		(2,139)
Change in fair value of available-for-sale	-		-		-	-		-		(85)		(85)
Net income	-		-		-	-		39,317		-		39,317

Balance at December 31, 2010	47,689,306		4,071		674,648	-		(60,016)		(22,724)		595,979

Repurchase and cancellation of ordinary shares	(590,205)		(38)		(8,205)	-		-		-		(8,243)
Exercise of share options	116,787		8		590	-		-		-		598
Amortization of share-based compensation	-		-		6,483	-		-		-		6,483
Foreign currency translation adjustments	-		-		-	-		-		(7,019)		(7,019)
Change in fair value of available-for-sale	-		-		-	-		-		187		187
Net income	-		-		-	-		16,821		-		16,821

Balance at December 31, 2011	47,215,888		4,041		673,516	-		(43,195)		(29,556)		604,806

Repurchase and cancellation of ordinary shares	(376,761)		(24)		(4,550)	-		-		-		(4,574)
Exercise of share options	837,204		53		5,015	-		-		-		5,068
Amortization of share-based compensation	-		-		8,258	-		-		-		8,258
Foreign currency translation adjustments	-		-		-	-		-		(2,585)		(2,585)
Change in fair value of available-for-sale	-		-		-	-		-		1,247		1,247
Net income	-		-		-	-		37,971		-		37,971

Balance at December 31, 2012	47,676,331		4,070		682,239	-		(5,224)		(30,894)		650,191

		US$	653	US$	109,507		US$	(839)	US$	(4,958)	US$	104,363

STATEMENTS OF CASH FLOWS

(In thousands, except share-related data)

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	39,317	16,821	37,971	6,092
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation	6,283	6,483	8,258	1,326
Investment income (loss)	-	201	(226)	(36)
Equity in earnings of subsidiaries and VIE	(48,223)	(26,074)	(45,200)	(7,256)
Changes in assets and liabilities:
Prepaid expenses and other current assets	163	242	(31)	(5)
Amounts due from related parties	(1,094)	(1,574)	(1,897)	(303)
Accrued expense and other liabilities	(1,062)	242	(2,907)	(466)
Amount due to a related party	85	16	-	-
Deferred revenue	(161)	(546)	(529)	(84)

Net cash used in operating activities	(4,692)	(4,189)	(4,561)	(732)

Cash flows from investing activities:
Maturity of term deposits	27,203	-	-	-
Proceeds from the sale of investment	-	8,306	7,953	1,277
Purchase of investments	(19,982)	(2,556)	(4,546)	(730)

Net cash provided by investing activities	7,221	5,750	3,407	547

Cash flows from financing activities:
Repurchase and cancellation of ordinary shares	(13,468)	(7,437)	(4,574)	(734)
Proceeds from exercise of share options	6,098	598	5,068	813
Prepayment for shares repurchases	(735)	(168)	-	-

Net cash (used in) provided by financing activities	(8,105)	(7,007)	494	79

Effect of exchange rate changes	(693)	80	53	9

Net decrease in cash and cash equivalents	(6,269)	(5,366)	(607)	(97)
Cash and cash equivalents, beginning of year	12,379	6,110	744	119

Cash and cash equivalents, end of year	6,110	744	137	22

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company's consolidated financial statements, except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIE and VIE's subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company's stand-alone financial statements, its investments in subsidiaries, VIE and VIE's subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company's share of income from its subsidiaries, VIE and VIE's subsidiaries are reported as the single line item of equity in losses of subsidiaries and VIE. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of a subsidiary or VIE regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The Parent Company carried the investments in subsidiaries and VIE at RMB531,511and RMB572,995 as of December 31, 2011 and 2012, respectively. The Parent Company's share of equity in income in subsidiaries and the VIE recognized for the years ended December 31, 2010, 2011 and 2012 was RMB48,223, RMB26,074 and RMB45,200, respectively.

3.	INCOME TAXES

The Company is a Cayman Islands company, and therefore is not subject to income taxes for all the years presented.

4.	RELATED PARTY TRANSACTIONS

The following represents related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB	RMB

Amounts due from related parties:
Former director-Yang Xueshan (i)	14,840	14,840
Vice President-Xie Changqing (i)	39,360	39,360
CMR (ii)	4,249	5,467
Hongcheng Liye (iii)	2,499	2,499
BJ-BCIT (iv)	1,813	1,817
Hongcheng Technology (v)	749	2,087
Others	154	97

	63,664	66,167

Amount due to related parties:
WITT (vi)	1,647	1,587
Others	284	335

	1,931	1,922

(i)	The amounts represent loans to the two nominee shareholders of Hongcheng Education.
(ii)	The amount represents the receivable of profit distribution from a subsidiary company.
(iii)	The amounts represent the service fee paid on behalf of a subsidiary company.
(iv)	The amounts represent the payment of students registration fee on behalf of a subsidiary company.
(v)	The amounts represent the receivable of the proceeds from stock option exercise, which were collected and temporarily held by Hongcheng Technology.
(vi)	The amounts represent the expenses paid by a subsidiary company on behalf of the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The accompanying consolidated financial statements of the Group are stated in Renminbi ("RMB"). The presentation of the amounts in United States dollar ("US$") is included solely for the convenience of the reader and were converted at a rate of RMB6.2301 to US$1.00, the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2012. Such translation should not be construed to be the amounts that would have been reported under US GAAP.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and its VIE's subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and the accompanying notes. Significant accounting estimates reflected in the Group's financial statements include the useful lives and impairment of property and equipment, and intangible assets with definite lives; valuation allowance for deferred tax assets; impairment of goodwill and other intangible assets with indefinite lives; and share-based compensation expense. Actual results could differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.
Short-term investments

Short-term investments

The Group's short-term investments mainly comprise debt securities which are classified as available-for-sale or held-to-maturity investments. The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded in accumulated other comprehensive income in shareholders' equity. Short-term investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment ("OTTI") based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment. OTTI below cost is recognized as a loss in the income statement.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security's amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell nor will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

In addition, the short-term investments as of December 31, 2012 include an equity method investment in a limited partnership which the Group expects to retire from in 2013. Accounting policy for equity method investment is presented below.

Equity method investments

Equity method investment

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating and financing decisions are accounted for using the equity method.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Accounts receivable

Accounts receivable

Accounts receivable is recorded when it becomes due based on the service agreement, and primarily relates to the online education technical, consulting and recruiting services provided to certain university customers, and online tutoring services.

The Group determines its allowance by considering a number of factors, including the length of time the receivable is past due, the Group's previous loss history, the counter party's current ability to pay its obligation to the Group, and the condition of the general economy and the industry as a whole. The Group writes off accounts receivable when it becomes apparent based upon age or customer circumstances that such amounts will not be collected.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·	Level 1 - inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
·	Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
·	Level 3 - inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Land use rights

Land use rights

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the land use rights agreements.

Property and equipment, net

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until they are ready for their intended use. Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or the
estimated useful lives

Acquired intangible assets with definite lives, net

Acquired intangible assets with definite lives, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are carried at cost less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets. The weighted average amortization periods by major intangible assets classes are as follows:

Service agreements with universities and high schools	26 years
Operating platforms used to provide online education service	6 years
Customer base	4 years
Online coursewares	3 years
Partnership with agencies	5 years
Exclusive partnership with universities	16 years
Operational right of private school	22 years
Partnership with local institutes	7.2 years
Acquired right to use trademark	2.2 years

Intangible assets-indefinite lives

Intangible assets-indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Impairment of long-lived assets and intangible assets with definite life

Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

Goodwill is not amortized but evaluated for impairment annually or more frequently if event and circumstances indicate that they might be impaired. The Group performs a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

Revenue recognition

The Group's revenue is principally derived from the following:

(a)	Online degree programs, which mainly provide: (i) online education technical and consulting services; and (ii) recruiting services and enrollment marketing services.

(i)	Online education technical and consulting services

The Group's primary business is to provide online education technical and consulting services to the online degree programs of leading Chinese universities. These services mainly include academic program development, technology services, and student support services. All these services are provided over the service period, therefore the related revenue is recognized ratably over the Six-month School Semester (the "Semester") during which the Group provides the services. The Semesters generally begin in April and October of each calendar year.

(ii)	Students recruiting services, online technical services and enrollment marketing services

The Group also provides students recruiting, online technical, enrollment marketing services through its learning centers network for collaborative universities in China, including those universities to which the Group provides online education technical and consulting services. The amount of service fees earned is computed as a percentage of tuition fees, which the Group collected from students on behalf of the universities, based on the agreements entered into with the universities.

Service fees are initially recorded as deferred revenue and are recognized as revenue ratably over the Semester during which the Group provides the services.

(b)	Online tutoring programs

The Group offers online interactive tutoring services to the students of primary and secondary schools through prepaid cards. These services allow the students to access the online education services over a fixed period of time, generally ranging from one month to three years, during which period the students can access the online learning platform at any time. The Group sells the prepaid cards to the students directly on its website or through distributors. The payment from distributors are generally received when the prepaid cards are delivered to the distributors, and not contingent upon the resale to the students (end users).

Payments received from students or distributors are initially recognized as deferred revenue. Revenue is recognized on a straight-line basis over the service period, starting from the activation of the prepaid cards by the students and ending with the prepaid cards' expiration date.

(c)	Private primary and secondary schools

The Group operates a number of private primary and secondary schools, which provide educational services to the students through traditional classroom education. Students register and pay for their classes at the beginning of each semester. Fees received from students upfront are initially recorded as deferred revenue. Revenue is recognized ratably over the service period, which is six months for each school semester. If a student withdraws from a class, any collected but unearned portion of the fee is recognized as revenue at that time unless the student is entitled to a refund.

(d)	International and elite curriculum programs

The Group provides international post-secondary and English language learning services for high schools in the PRC and international polytechnic curriculum programs through traditional classroom education. For those programs, students register and pay for their classes at the beginning of each semester or each short-term program (i.e. Summer camp). Fees collected from learning institutions are recognized either on a straight-line basis over the service period, which is typically the six-month school semester or when such services are completed.

Business tax

Business tax

The Group's PRC subsidiaries, VIE and VIE' subsidiaries are subject to business taxes at the rate of 5.6%, which is applied to service revenue generated from online education programs and international and elite curriculum programs.

Value added tax ("VAT") and VAT rebate

Value added tax ("VAT") and VAT rebate

The Group is subject to PRC value added tax (''VAT'') generally at a rate of 17% on part of the revenue from the online education technical services and online tutoring services which reduces revenues, and are entitled to an offset for VAT paid or borne on the goods purchased by the Group. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets. The Group is entitled to a rebate of VAT paid at a rate of 14%. The rebates are recorded as a component of revenue when the relevant compliance requirements are met and when there are neither further obligations, nor subject to future refunds or reimbursements. The rebates granted to the Group during the years ended December 31, 2010, 2011 and 2012 were RMB9,257, RMB8,260 and RMB12,237, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program has been phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, the Group's six subsidiaries became subject to VAT at the rates of 6%, seven subsidiaries became subject to VAT at the rates of 3%, on certain service revenues which were previously subject to business tax.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However, entities that are VAT small scale taxpayers, cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Research and development

Research and development

Research and development expenses mainly include depreciation, payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platform and courseware. The Group expenses all research and development costs when incurred.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs totaling RMB9,310, RMB13,794 and RMB3,801 for the years ended December 31, 2010, 2011 and 2012, respectively, which are recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Royalty fees

Royalty fees

Royalty fees payable to the Fourth Middle School of Anqing for the use of the school's education resources in the provision of the Group's private primary and secondary schools services are payable each year from 2005 to 2024. The aggregated royalty fees are recognized as royalty expense on a straight-line basis over the royalty period. The difference between royalty fees paid and the amount reported as expenses was included as a component of accrued expenses and other current liabilities in the accompanying consolidated balance sheets.

Foreign currency translation

Foreign currency translation

The functional currency of the Company, BJ-BCIT and BJ-WITT is the US$. The functional currency of all other entities within the Group is the RMB. Transactions in other currencies are recorded in each relevant entity's functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at rates of exchange in effect at the balance sheet dates. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates and transactions denominated in other currencies are converted at the applicable rates of exchange prevailing when the transactions occur. Exchange gains and losses are recorded in the consolidated statements of operations.

The Group's reporting currency is the RMB. The Group's entities with functional currency of US$ translate their operating results and financial position into the RMB, the Group's reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity amounts are translated at historical exchange rates and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income.

Income taxes

Income taxes

Current income taxes are provided in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority based solely on technical merits of the associated tax position. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, foreign currency translation adjustments and change in fair value of available-for-sale investments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

Financial instruments

Financial instruments

Financial instruments include cash and cash equivalents, term deposits, short-term investments, accounts receivable, accounts payable, and amounts due from and due to related parties. The carrying values of cash and cash equivalents, term deposits, accounts receivable, accounts payable and amounts due from and due to related parties approximate their fair values due to their short-term maturities. The fair values of the equity method investment are not readily determinable. Held-to-maturity investments are recorded at amortized cost. Available-for-sale investments are carried at fair value.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted. Ordinary share equivalents are excluded from the computation of the diluted net income per share in periods when their effect would be anti-dilutive. The effect of the warrants, stock options, and RSUs are computed using the treasury stock method.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share-based payment issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Business combinations

Business combinations

The Group accounts for its business combinations using the acquisition method of accounting. Acquisition costs are allocated to the assets and liabilities the Group acquired based on their fair values with goodwill being the excess value over the net identifiable assets acquired.

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions are cash. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Significant risks and uncertainties

Significant risks and uncertainties

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term investments, accounts receivable and amount due from related parties. The Group places its cash and cash equivalents and term deposits with financial institutions in the PRC and Hong Kong.

The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. To date, the Group has not experienced significant losses from uncollectible accounts. An allowance for doubtful accounts amounting to RMB540, nil and RMB 340 was recorded in 2010, 2011 and 2012, respectively and these amounts were written off in the same year. Management will continue to evaluate the Group's collection experience and provide for an allowance for doubtful accounts as appropriate.

A summary of the customers who accounted for 10% or more of the Group's consolidated net revenues was as follows:

	For the years ended December 31,
Customers	2010	2011	2012
	%	%	%

A	11	13	14
B	11	11	11
C	12	11	10
D	16	13	*

A summary of the customers who accounted for 10% or more of the Group's consolidated accounts receivable and amounts due from related parties was as follows:

	As of December 31,
Customers	2011	2012
	%	%

A	33	36
B	*	25
C	36	24
D	*	11

*	Represented less than 10% of consolidated net revenue or accounts receivable and amounts due from related parties' balances.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents and term deposits of the Group included aggregate amounts of RMB370,428 and RMB476,425, which were denominated in RMB, at December 31, 2011 and 2012, respectively, representing 99.6% and 99.7% of the cash and cash equivalents and term deposits at December 31, 2011 and 2012, respectively.

Accounting pronouncements recently adopted

Accounting pronouncements recently adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•	Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•	Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•	Fair value of an instrument classified in a reporting entity's stockholders' equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group's consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group's consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

·	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.
·	Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Summary of the Company's Subsidiaries, its VIE And its VIE's Subsidiaries

A summary of the Company's subsidiaries and its VIE and its VIE's subsidiaries as of December 31, 2012 was as follows:

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Subsidiaries of the Company:
CMR Web-learning Co., Ltd. ("CMR Web")	July 29, 1999	70%	PRC

Hongcheng Technology Development Co., Ltd. ("Hongcheng Technology")	July 31, 2000	100%	PRC

Zhong Nongda Networks Development Co., Ltd. ("Zhongnongda Networks")	October 30, 2001	55%	PRC

Beijing Hongcheng Liye Technology Co., Ltd. ("Hongcheng Liye")	April 15, 2003	100%	PRC

Dalian Dongcai Technology Co., Ltd. ("Dongcai")	June 4, 2003	70%	PRC

Beijing WITT Education Consultant Management Co., Ltd. ("WITT Education")	July 4, 2003	100%	PRC

BJ-WITT EDU MAN. LTD. ("BJ-WITT")	July 4, 2003	100%	BVI

Chongqing Chongda Yuanxing Co., Ltd. ("Chongda")	December 24, 2003	51%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("Beijing BCIT")	January 13, 2005	100%	PRC

Beijing Gotop Education Co., Ltd. ("Gotop Hongcheng")	December 26, 2005	100%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("BJ-BCIT")	February 10, 2006	100%	BVI

Beijing Distance Education Technology Co., Ltd. ("Yuancheng Education")	March 31, 2006	100%	PRC

Tianjin Gaotuo Hongcheng Education Technology Co., Ltd. ("Tianjin Gaotuo Hongcheng")	June 26, 2006	100%	PRC

Beijing Beiyuda Education Technology Co., Ltd.("Beiyuda")	September 26, 2006	51%	PRC

Beijing Mingdaoyuan Technology Co., Ltd. ("Beijing Mingdao")	March 27, 2007	51%	PRC

Shanghai Shangcai Education Technology Co., Ltd. ("Shanghai Shangcai")	April 18, 2008	51%	PRC

Dongcai Online Training Center ("Dongcai Online")	July 10, 2008	70%	PRC

Beijing Zhonglin Technology Co., Ltd. ("Zhonglin")	November 3, 2008	51%	PRC

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Fuzhou Haojiaoshi Distance Education Service Co., Ltd. ("Fuzhou Good Teacher")	December 7, 2009	51%	PRC

Beijing Hongcheng Xueyuan Technology Co., Ltd. ("Hongcheng Xueyuan")	October 31, 2010	100%	PRC

Nanning Hongcheng Xueyuan Technology Development Co., Ltd ("Nanning Hongcheng Xueyuan ")	October 31, 2010	51%	PRC

Hangzhou Hongcheng Education Training Service Co., Ltd ("Hangzhou Hongcheng Xueyuan")	October 31, 2010	60%	PRC

Beijing Haidian District New Door Trainning School ("Haidian Trainning School ")	April 7, 2011	55%	PRC

Zhejiang Hongcheng Education Technology Co., Ltd. ("Zhejiang Hongcheng")	June 30, 2011	51%	PRC

VIE of the Company:
Beijing Hongcheng Education Technology Co., Ltd. ("Hongcheng Education")	March 7, 2005	N/A	PRC

Subsidiaries of VIE:
Beijing Gotop Electronic Science Co., Ltd. ("Gotop Electronic") (1)	November 29, 1995	N/A	PRC

Xiandai Xingye Network Technology Co., Ltd. ("Xiandai Technology") (1)	November 7, 2000	N/A	PRC

Pingdingshan Wellent Bilingual School ("Pingdingshan") (1)	September 3, 2002	N/A	PRC

Anqing Foreign Language Middle School ("Anqing Foreign Language") (1)	August 2, 2004	N/A	PRC

Jingzhou Tianchang Investment Co., Ltd. ("Tianchang") (2)	September 6, 2005	N/A	PRC

Jingzhou Middle School South Campus ("South Campus") (3)	December 28, 2005	N/A	PRC

Beijing Hongcheng YoYo Technology Co., Ltd. ("Hongcheng YoYo") (1)	November 3, 2009	N/A	PRC

Anqing Daguan Hongcheng Anwai Training Centre ("Anqing Daguan") (1)	April 15, 2010	N/A	PRC

Pingdingshan Hongcheng Education Training Centre ("Pingdingshan Training Centre") (1)	August 11, 2010	N/A	PRC

Hongyuanboxue Technology Co., Ltd ("Hongyuanboxue") (4)	August 24, 2010	N/A	PRC

Beijing Xicheng District Hongcheng Training School ("Xicheng Training School") (1)	January 6, 2011	N/A	PRC

(1)	Wholly owned subsidiary of Hongcheng Education (VIE of the Company)
(2)	72.5% of its equity is owned by Hongcheng Education (VIE of the Company)
(3)	54% of its equity is owned by Hongcheng Education (VIE of the Company)
(4)	55% of its equity is owned by Hongcheng Education (VIE of the Company) and 45% of its equity is owned by Hongcheng Technology (Wholly owned subsidiary of the Company).

Consolidated Financial Information of the Group's VIE and Its Subsidiaries

The financial information of the VIE and VIE's subsidiaries, before intercompany balance elimination, as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Cash and cash equivalents	17,380	36,772
Accounts receivable	16,561	9,313
Prepaid expenses and other current assets	6,934	6,714
Total current assets	56,539	67,023
Property and equipment, net	162,157	152,756
Land use rights, net	26,657	26,049
Total assets	250,567	255,170
Total liabilities	203,827	206,098

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	83,620	95,880	108,751
Net loss	(2,932)	(6,131)	(2,247)

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	19,057	16,487	20,339
Net cash used in investing activities	(16,884)	(19,656)	(947)
Net cash provided by (used in) financing activities	4,500	(1,479)	-

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives for Computing Depreciation

Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or the
estimated useful lives

Schedule of Weighted Average Amortization Period by Intangible Asset Class

The weighted average amortization periods by major intangible assets classes are as follows:

Service agreements with universities and high schools	26 years
Operating platforms used to provide online education service	6 years
Customer base	4 years
Online coursewares	3 years
Partnership with agencies	5 years
Exclusive partnership with universities	16 years
Operational right of private school	22 years
Partnership with local institutes	7.2 years
Acquired right to use trademark	2.2 years

Schedule of Concentration of Credit Risk

A summary of the customers who accounted for 10% or more of the Group's consolidated net revenues was as follows:

	For the years ended December 31,
Customers	2010	2011	2012
	%	%	%

A	11	13	14
B	11	11	11
C	12	11	10
D	16	13	*

A summary of the customers who accounted for 10% or more of the Group's consolidated accounts receivable and amounts due from related parties was as follows:

	As of December 31,
Customers	2011	2012
	%	%

A	33	36
B	*	25
C	36	24
D	*	11

*	Represented less than 10% of consolidated net revenue or accounts receivable and amounts due from related parties' balances.

ACQUISITIONS (Tables) (Hongcheng Xueyuan [Member])	12 Months Ended
Dec. 31, 2012
Hongcheng Xueyuan [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed
		Weighted
		average remaining
	RMB	amortization period

Cash and cash equivalents	1,382
Accounts Receivable	397
Amounts due from related parties	1,319
Prepaid expenses and other current assets	82
Rental deposits	7
Property and equipment	80
Deferred revenue	(1,235)
Amounts due to related parties	(14)
Other taxes payable	(54)

Net tangible assets acquired	1,964
Noncontrolling interests	(144)
Intangible assets:
Partnership with local institutes	2,380	7.2 years
Reacquired right to use trademark	300	2.2 years

Total intangible assets	2,680
Deferred tax liabilities relating to intangible assets acquired	(670)
Goodwill (allocated to the online degree programs segment)	5,100
Re-measured fair value of previous 19% cost method investment	(1,470)

Total	7,460

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Accounts receivable	31,478	34,917
Less: allowance for doubtful accounts	-	-

Accounts receivable, net	31,478	34,917

Movement of allowance for doubtful accounts was as follow:

	2011	2012
	RMB	RMB

Balance as of January 1	-	-
Charged to expenses	-	340
Written off	-	(340)

Balances as of December 31	-	-

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of:

	As of December 31,
	2011	2012
	RMB	RMB

Staff advances and others	3,000	4,878
Advance to an online school	1,707	341
Prepaid rental expense	4,329	2,872
Prepaid advertisement expense	510	601
Prepaid courseware use right	1,547	766
Prepaid professional fees	2,126	2,113
Advances to suppliers	3,410	4,801
Interest receivables from term deposits	1,056	953
VAT rebate receivable	5,040	6,130
	22,725	23,455

SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS [Abstract]
Schedule of Short-Term Investments

As of December 31, 2011 and 2012, the Group held the following short term investments:

	As of December 31,
	2011	2012
	RMB	RMB

Available-for-sale investments	17,648	15,575
Held to maturity investments	17,000	-
Equity method investment	-	8,000

	34,648	23,575

Schedule of Unrealized Gains and Losses

The following table provides additional information on the unrealized gains and losses of the available-for-sale as of December 31, 2011 and 2012, respectively.

	As of December 31,
	2011				2012
			Accumulated	Net			Accumulated	Net
		Exchange	unrealized	carrying		Exchange	unrealized	carrying
	Cost	difference	(loss) gains	amount	Cost	difference	(loss) gains	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Available-for-sale Corporate Bonds	19,110	(1,334)	(128)	17,648	15,939	(1,483)	1,119	15,575

Total	19,110	(1,334)	(128)	17,648	15,939	(1,483)	1,119	15,575

LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET [Abstract]
Land Use Rights, Net	Land use rights, net consisted of the following:
	As of December 31,
	2011	2012
	RMB	RMB

Land use rights	30,287	30,287
Less: accumulated amortization	(3,630)	(4,238)
Land use rights, net	26,657	26,049

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Buildings	225,633	241,560
Furniture, fixtures and equipment	67,997	73,991
Motor vehicles	12,562	12,251
Leasehold improvements	19,847	19,382
	326,039	347,184
Less: accumulated depreciation and amortization	(91,543)	(113,448)
	234,496	233,736
Construction in progress	4,714	4,827
	239,210	238,563

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Finite Lived and Indefinite Lived Intangible Assets

Acquired intangible assets, net including those acquired as part of business combinations consisted of the following:

	For the years ended December 31,
	2011				2012
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Acquired intangible assets with definite lives
Service agreements with universities and high schools	89,235	(17,319)	(29,057)	42,859	89,235	(19,103)	(34,958)	35,174
Operating platforms used to provide online education services	759	(711)	-	48	759	(759)	-	-
Customer base	11,708	(11,708)	-	-	11,708	(11,708)	-	-
Online coursewares	3,623	(3,623)	-	-	3,623	(3,623)	-	-
Partnership with agencies	356	(339)	-	17	356	(353)	-	3
Exclusive Partnership with universities	20,876	(9,304)	-	11,572	21,356	(10,453)	-	10,903
Operational right of private school	4,464	(1,769)	-	2,695	4,464	(2,021)	-	2,443
Partnership with local institutes	2,380	(387)	-	1,993	2,380	(720)	-	1,660
Reacquired right to use trademark	300	(162)	-	138	300	(300)	-	-

Total intangible assets with definite lives	133,701	(45,322)	(29,057)	59,322	134,181	(49,040)	(34,958)	50,183
Acquired intangible assets with indefinite lives
Trade name	4,316	-	-	4,316	4,316	-	-	4,316

Total	138,017	(45,322)	(29,057)	63,638	138,497	(49,040)	(34,958)	54,499

Schedule of Future Amortization Expense Related to Intangible Assets	Amortization expenses for the next five years are as follows:
Years ending December 31,	RMB

2013	3,082
2014	2,929
2015	2,892
2016	2,720
2017	2,512

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill Activity

The changes in the carrying amount of goodwill by operating segments for the years ended December 31, 2011 and 2012 were as follows:

	Year ended December 31, 2011
	Online	Private primary	Online	International and
	degree	and secondary	tutoring	elite curriculum
	programs	schools	programs	programs	Total
	RMB	RMB	RMB	RMB	RMB
Gross amount:
Beginning balance	17,960	1,924	20,798	59,801	100,483
Acquired during the year	-	-	-	-	-
Ending balance	17,960	1,924	20,798	59,801	100,483

Accumulated impairment
Beginning balance	-	(1,924)	-	(55,304)	(57,228)
Charge for the year	-	-	-	-	-

Ending balance	-	(1,924)	-	(55,304)	(57,228)

Goodwill, net	17,960	-	20,798	4,497	43,255

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Advances from students	10,725	13,804
Accrued expenses	8,943	13,730
Accrued professional fees	4,219	1,168
Accrued employee payroll and welfare benefits	59,152	67,979
Tuition fees payable to universities	3,497	10,324
Other payables	5,444	6,553
	91,980	113,558

OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
OTHER TAXES PAYABLE [Abstract]
Schedule of Other Taxes Payable

Other taxes payable consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

VAT payable	5,392	10,618
Business taxes payable	15,801	15,691
Individual income taxes payable	736	944
Real estate taxes payable	41	41
	21,970	27,294

SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLAN [Abstract]
Schedule of Assumptions Used in the Option Pricing Model

The following assumptions were used in option pricing model on the date of grant/modification. In 2012, there were no options granted.

	2010	2011

Weighted average volatility rate (1)	48.3%	47.6%
Weighted average risk-free interest rate (2)	2.59%	1.18%
Weighted average expected option life (years) (3)	6.0	6.0
Weighted average dividend yield (4)	-	-
Weighted average fair value of underlying ordinary share (5)	$1.19	$0.84

Schedule of Share Option Activity

A summary of the share option activity was as follows. The fair value of the ordinary shares, and exercise prices set forth in the tables below are denominated in US$.

	Outstanding options
		Weighted	Weighted average
		average	grant-date
	Number of	exercise	fair value of
	options	price per share	ordinary shares
		US$	US$

Outstanding at January 1, 2012	9,974,138	1.44	1.50
Exercised	(837,204)	0.96	0.47
Forfeited	(8,799)	1.90	2.16
Expired	(30)	1.37	1.22

Outstanding at December 31, 2012	9,128,105	1.48	1.60

Vested and expected to vest as of December 31, 2012	9,128,105	1.48	1.60

Exercisable as of December 31, 2012	8,841,438	1.43	1.58

Schedule of Information with respect to Share Options Outstanding

The following table summarizes information with respect to share options outstanding at December 31, 2012:

	Options outstanding				Options exercisable
		Weighted		Weighted		Weighted		Weighted
		average	Weighted	average		average	Weighted	average
	Number	remaining	average	intrinsic	Number	remaining	average	intrinsic
	outstanding	contractual life	exercise price	value	exercisable	contractual life	exercise price	value
			US$	US$			US$	US$
Average exercise price:
US$
0.50	344,500	0.58	0.50	1.44	344,500	0.58	0.50	1.44
0.86	988,800	1.93	0.86	1.08	988,800	1.93	0.86	1.08
1.09-1.85	6,646,070	3.19	1.48	0.46	6,426,070	3.00	1.47	0.47
1.86-2.85	1,148,735	6.87	2.05	-	1,082,068	6.85	2.02	-
	9,128,105	3.42	1.48	0.50	8,841,438	3.26	1.43	0.52

Schedule of Outstanding Restricted Share Units
	Outstanding restricted share units
	Number of	Weighted average
	restricted	grant date
	share units	fair value
		US$
Outstanding at January 1, 2012	1,590,000	2.30

Granted	1,723,000	1.87

Outstanding at December 31, 2012	3,313,000	2.08

Vested and expected to vest at December 31, 2012	2,366,095	2.02

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Rate by Subsidiary and VIE

The preferential tax rates, which were used to calculate the tax provision based on the Group's interpretation of the EIT Law, are presented in the following table.

PRC entities	2010	2011	2012	2013	2014

CMR Web	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Liye	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Education	7.5%	15.0%	15.0%	15.0%	15.0%
ZhongNongda Network	15.0%	15.0%	15.0%	15.0%	15.0%
Beiyuda	7.5%	7.5%	7.5%	15.0%	15.0%
Gotop Hongcheng	7.5%	7.5%	15.0%	15.0%	15.0%
Hongcheng Technology	15.0%	15.0%	15.0%	15.0%	15.0%
Dongcai	15.0%	15.0%	15.0%	15.0%	15.0%
Chongda	12.5%	15.0%	15.0%	15.0%	15.0%

Schedule of Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of operation were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax	17,933	23,078	19,939
Deferred tax provision (benefit)	(4,600)	(6,034)	6,488

	13,333	17,044	26,427

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the Group's deferred income tax assets and liabilities were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Current deferred tax assets
Deferred revenues	11,517	11,685

Total current deferred tax assets	11,517	11,685
Less: valuation allowance on deferred tax assets	(5,820)	(2,114)

Total net current deferred tax assets	5,697	9,571

Non-current deferred tax assets
Property and equipment	658	339
Deferred revenues	1,227	1,137
Net operating loss carry forwards	14,203	11,753

Total non-current deferred tax assets	16,088	13,229
Less: valuation allowance on deferred tax assets	(7,871)	(11,144)

Total net non-current deferred tax assets	8,217	2,085

Non-current deferred tax liabilities
Property and equipment	70	64
Acquired intangible assets	9,173	7,117
Amount due from related party-non current	-	6,292

Total deferred tax liabilities	9,243	13,473

Reconciliation of Income Tax Expense to Statutory Tax Rate

Reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before income taxes was as follows:

	For the years ended December 31,
	2010	2011	2012
	%	%	%

Statutory rate	25	25	25
Tax holiday and exemptions	(10)	(18)	(14)
Effect on tax rates in different tax jurisdiction	3	5	3
Expenses non-deductible for tax purposes	-	-	7
Changes in valuation allowance	2	8	-
Increase (decrease) in unrecognized tax benefit	(5)	3	3

Effective tax rates	15	23	24

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

RMB

Balance at January 1, 2011	3,691
Additions based on tax positions related to the current year	2,062
Other - interest and penalty	336

Balance at December 31, 2011	6,089
Additions based on tax positions related to the current year	2,221
Other - interest and penalty	485

Balance at December 31, 2012	8,795

NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST [Abstract]
Schedule of Noncontrolling Interest
	For the years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Balance at January	102,180	133,485	167,253
Net income (i)	36,840	39,752	45,338
Capital injection by noncontrolling shareholders(ii)	1,470	2,960	-
Foreign currency translation adjustments	951	6,268	2,498
Dividend to noncontrolling shareholders	(7,102)	(15,212)	(17,321)
Acquisition of noncontrolling interests (iii)	(854)	-	-
Disposal of the subsidiaries (iv)	-	-	(857)

Balance at December 31	133,485	167,253	196,911

(i)	The Group computed net income attributable to noncontrolling interests for each less-than-wholly-owned subsidiary as the net income or loss of that subsidiary multiplied by the ownership percentage held by NCI.

(ii)	Represented the capital contributions from the noncontrolling shareholders, which are in proportion to their ownership percentages in the respective subsidiaries.

(iii)	Represented the acquisitions of noncontrolling interests inYuancheng Education, Hangzhou Hongcheng Education Training Service Co., Ltd., and Nanning Hongcheng Xueyuan Technology Development Co., Ltd. in 2010.

(iv)	Represented the disposal of noncontrolling interests in Guangzhou Hongcheng and Guangxi Hongcheng in 2012.

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE [Abstract]
Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net income attributable to ChinaEdu Corporation (numerator)	39,317	16,821	37,971

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share	48,004,323	47,453,930	47,523,375
Incremental weighted average ordinary shares from assumed conversions of share option, warrants and RSUs using treasury stock method:	4,005,906	3,215,299	2,963,858

Weighted average ordinary shares outstanding used in computing diluted net income per share	52,010,229	50,669,229	50,487,233

Net income per share attributable to ChinaEdu Corporation-basic	0.82	0.35	0.80
Net income per share attributable to ChinaEdu Corporation-diluted	0.76	0.33	0.75

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis

The following table summarizes the Group's financial assets measured and recorded at fair value on recurring basis as of December 31, 2011, and 2012, respectively:

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of December 31, 2011
Assets:
Available-for-sale investments	17,648	-	-	17,648

Total assets at fair value	17,648	-	-	17,648

As of December 31, 2012
Assets:
Available-for-sale investments	15,575	-	-	15,575

Total assets at fair value	15,575	-	-	15,575

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Leases Agreements	Future minimum lease payments under non-cancelable operating leases agreements are as follows:
Years ending December 31	RMB

2013	7,987
2014	3,562
2015	1,608
2016	1,540
2017 and thereafter	1,279

15,976

SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information [Line Items]
Schedule of Net Revenue from Significant Types of Services

Net revenue from significant type of services the Group provides was as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Third parties:
Online degree programs	78,471	97,284	121,541
Online tutoring programs	23,669	25,755	25,266
Private primary and secondary schools	41,054	49,653	59,937
International and elite curriculum programs	14,114	13,344	9,776

	157,308	186,036	216,520

Related parties:
Online education technical services, consulting services and recruiting services	231,534	249,823	271,802

	231,534	249,823	271,802

	388,842	435,859	488,322

Goodwill And Acquired Intangible Assets By Segment [Member]
Segment Reporting Information [Line Items]
Summary of Information by Operating Segment

The carrying amounts of goodwill and acquired intangible assets by operating segments were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Acquired intangible assets, net:
Online degree programs	45,781	43,798
Online tutoring programs	4,350	4,324
Private primary and secondary schools	2,695	2,442
International and elite curriculum programs	10,812	3,935

	63,638	54,499

Goodwill:
Online degree programs	17,960	17,960
Online tutoring programs	20,798	20,798
Private primary and secondary schools	-	-
International and elite curriculum programs	4,497	4,497

	43,255	43,255

Net Revenue By Segment [Member]
Segment Reporting Information [Line Items]
Summary of Information by Operating Segment

Segment of net revenue are presented in the following table.

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue
Online degree programs	310,005	347,107	393,343
Online tutoring programs	23,669	25,755	25,266
Private primary and secondary schools	41,054	49,653	59,937
International and elite curriculum programs	14,114	13,344	9,776

Total net revenue	388,842	435,859	488,322

Cost of revenue
Online degree programs	101,906	124,242	137,689
Online tutoring programs	6,101	9,107	11,861
Private primary and secondary schools	30,279	36,127	42,713
International and elite curriculum programs	9,416	16,128	9,846

Total cost of revenue	147,702	185,604	202,109

Gross profit (loss)
Online degree programs	208,099	222,865	255,654
Online tutoring programs	17,568	16,648	13,405
Private primary and secondary schools	10,775	13,526	17,224
International and elite curriculum programs	4,698	(2,784)	(70)

Total gross profit	241,140	250,255	286,213

Assets And Liabilities By Segment [Member]
Segment Reporting Information [Line Items]
Summary of Information by Operating Segment

The following sets forth the relevant information for the Group's operating segments:

	As of December 31,
	2011	2012
	RMB	RMB

Assets
Online degree programs	778,269	937,541
Online tutoring programs	53,859	49,980
Private primary and secondary schools	151,478	150,723
International and elite curriculum programs	39,607	23,132
Corporate assets	82,352	80,877

Total assets	1,105,565	1,242,253

Liabilities
Online degree programs	116,055	184,190
Online tutoring programs	53,531	57,188
Private primary and secondary schools	120,306	112,008
International and elite curriculum programs	34,558	38,081
Corporate liabilities	9,056	3,684

Total liabilities	333,506	395,151

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Revenue From Services [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Revenue generated from services provided to these universities was as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Online education technical and consulting services:
Online Education School of Dongbei University of Finance and Economics	41,757	46,459	54,576
Online Education School of Renmin University of China(i)	63,926	56,758	47,389
Online Education School of Chongqing University	43,815	57,175	70,149
Online Education School of China Agricultural University	48,482	49,068	49,394
Online Education School of Beijing Language and Culture University	29,096	33,531	39,042
Online Education School of Central University of Finance and Economics	2,309	2,834	2,284
Online Education School of Guangxi Radio and TV University	319	251	1,585
Online Education School of Fujian Radio and TV University	1,830	3,747	5,191
Zhejiang Normal University	-	-	2,192

Total	231,534	249,823	271,802

Deferred Revenues [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Deferred revenues associated with services provided to related parties were as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Online Education School of Dongbei University of Finance and Economics	13,214	14,616
Online Education School of Renmin University of China	14,069	11,431
Online Education School of Chongqing University	12,352	18,385
Online Education School of China Agricultural University	12,927	11,018
Online Education School of Beijing Language and Culture University	12,545	10,005
Online Education School of Guangxi Radio and TV University	66	76
Online Education School of Fujian Radio and TV University	-	150

	65,173	65,681

Amounts Due From Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

As of December 31, 2011 and 2012, the following balances were due from related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Schools owned by the noncontrolling shareholders of the Company's subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	11,418	31,272
Online Education School of Renmin University of China (i)	98,158	71,361
Online Education School of Chongqing University (i)(ii)	87,756	107,396
Online Education School of China Agricultural University of China (i)	22,837	72,768
Online Education School of Beijing Language and Culture University (i)	15,633	14,133
Online Education School of Guangxi Radio and TV University (i)	296	325
Online Education School of Fujian Radio and TV University (i)	1,918	2,920
Zhejiang Normal University	-	1,988

	238,016	302,163

(i)	The fees for services provided to the online schools are collected on a periodic basis. The excess amount of revenue recognized over the cash collection is recorded as amounts due from related parties.
(ii)	The amounts due from Online Education School of Chongqing University includes RMB41,979 of amounts due from related party-non current.

Amounts Due To Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

As of December 31, 2011 and 2012, the following balances were due to related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Entity managed by management of the Group:
The Fourth Middle School of Anqing (ii)	1,953	1,926
Parent company of a noncontrolling shareholder:
Rendashiji Technology Development Co., Ltd.(iii)	-	522
Schools owned by the noncontrolling shareholders of the Company's subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	5,234	32,018
Online Education School of Dongbei University of Finance and Economics (iii)	4,642	-
Online Education School of Chongqing University (i)	810	268
Online Education School of Central University of Finance and Economics (i)	-	226
Online Education School of China Agricultural University of China (i)	3	355
Online Education School of Guangxi Radio and TV University (i)	6	-
Online Education School of Fujian Radio and TV University (i)	46	46
Online Education School of Beijing Language and Culture University (i)	452	-
Zhejiang Normal University (i)	-	146

	13,146	35,507

(i)	The amounts represented cash collected on behalf of the related parties.

(ii)	The amount primarily represents royalty fees to be paid.

(iii)	The amount represents dividend declared but not paid as of December 31, 2012.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
BALANCE SHEETS

BALANCE SHEETS

(In thousands, except share-related data)

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Assets

Current assets:
Cash and cash equivalents	744	137	22
Short-term investments	17,648	15,575	2,500
Prepaid expenses and other current assets	1,038	1,079	173
Amounts due from related parties	63,664	66,167	10,621

Total current assets	83,094	82,958	13,316
Investments in subsidiaries and VIE	531,511	572,995	91,972

Total assets	614,605	655,953	105,288

Liabilities and Equity

Current liabilities:
Accrued expenses and other current liabilities	4,663	1,195	191
Amount due to related parties	1,931	1,922	309

Total current liabilities	6,594	3,117	500
Deferred revenue	3,205	2,645	425

Total liabilities	9,799	5,762	925

Equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,804,980 and 47,215,888 shares issued and outstanding, respectively as of December 31, 2011; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012)	4,041	4,070	653
Additional paid-in capital	673,516	682,239	109,507
Accumulated deficits	(43,195)	(5,224)	(839)
Accumulated other comprehensive loss	(29,556)	(30,894)	(4,958)

Total equity	604,806	650,191	104,363

Total liabilities and equity	614,605	655,953	105,288

STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS

(In thousands, except share-related data)

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative (including share-based compensation of RMB6,283, RMB6,483, and RMB8,258 for 2010, 2011 and 2012, respectively)	(10,233)	(10,775)	(8,881)	(1,426)

Loss from operations	(10,233)	(10,775)	(8,881)	(1,426)

Other income	572	547	534	86
Interest income	750	1,176	892	142
Interest expense	(5)	-	-	-
Investment income (loss)	-	(201)	226	36
Equity in earnings of subsidiaries and VIE	48,223	26,074	45,200	7,254

Net income	39,317	16,821	37,971	6,092

STATEMENTS OF SHAREHOLDERS' DEFICIENCY AND COMPREHENSIVE INCOME

CONDENSED FINANCIAL INFORMATION OF CHANGES IN EQUITY

(In thousands, except share-related data)

										Accumulated
				Additional						other
	Ordinary shares			paid-in				Accumulated		comprehensive
	Outstanding shares	Amount		capital		Warrants		deficits		income (loss)	Total
		RMB		RMB		RMB		RMB		RMB	RMB

Balance at January 1, 2010	47,775,526		4,076		673,847	1,883		(99,333)		(20,500)		559,973
Repurchase and cancellation of ordinary shares	(852,144)		(57)		(13,411)	-		-		-		(13,468)
Forfeiture of warrants	-		-		1,883	(1,883)		-		-		-
Exercise of share options	765,924		52		6,046	-		-		-		6,098
Amortization of share-based compensation	-		-		6,283	-		-		-		6,283
Foreign currency translation adjustments	-		-		-	-		-		(2,139)		(2,139)
Change in fair value of available-for-sale	-		-		-	-		-		(85)		(85)
Net income	-		-		-	-		39,317		-		39,317

Balance at December 31, 2010	47,689,306		4,071		674,648	-		(60,016)		(22,724)		595,979

Repurchase and cancellation of ordinary shares	(590,205)		(38)		(8,205)	-		-		-		(8,243)
Exercise of share options	116,787		8		590	-		-		-		598
Amortization of share-based compensation	-		-		6,483	-		-		-		6,483
Foreign currency translation adjustments	-		-		-	-		-		(7,019)		(7,019)
Change in fair value of available-for-sale	-		-		-	-		-		187		187
Net income	-		-		-	-		16,821		-		16,821

Balance at December 31, 2011	47,215,888		4,041		673,516	-		(43,195)		(29,556)		604,806

Repurchase and cancellation of ordinary shares	(376,761)		(24)		(4,550)	-		-		-		(4,574)
Exercise of share options	837,204		53		5,015	-		-		-		5,068
Amortization of share-based compensation	-		-		8,258	-		-		-		8,258
Foreign currency translation adjustments	-		-		-	-		-		(2,585)		(2,585)
Change in fair value of available-for-sale	-		-		-	-		-		1,247		1,247
Net income	-		-		-	-		37,971		-		37,971

Balance at December 31, 2012	47,676,331		4,070		682,239	-		(5,224)		(30,894)		650,191

		US$	653	US$	109,507		US$	(839)	US$	(4,958)	US$	104,363

STATEMENTS OF CASH FLOWS

STATEMENTS OF CASH FLOWS

(In thousands, except share-related data)

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	39,317	16,821	37,971	6,092
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation	6,283	6,483	8,258	1,326
Investment income (loss)	-	201	(226)	(36)
Equity in earnings of subsidiaries and VIE	(48,223)	(26,074)	(45,200)	(7,256)
Changes in assets and liabilities:
Prepaid expenses and other current assets	163	242	(31)	(5)
Amounts due from related parties	(1,094)	(1,574)	(1,897)	(303)
Accrued expense and other liabilities	(1,062)	242	(2,907)	(466)
Amount due to a related party	85	16	-	-
Deferred revenue	(161)	(546)	(529)	(84)

Net cash used in operating activities	(4,692)	(4,189)	(4,561)	(732)

Cash flows from investing activities:
Maturity of term deposits	27,203	-	-	-
Proceeds from the sale of investment	-	8,306	7,953	1,277
Purchase of investments	(19,982)	(2,556)	(4,546)	(730)

Net cash provided by investing activities	7,221	5,750	3,407	547

Cash flows from financing activities:
Repurchase and cancellation of ordinary shares	(13,468)	(7,437)	(4,574)	(734)
Proceeds from exercise of share options	6,098	598	5,068	813
Prepayment for shares repurchases	(735)	(168)	-	-

Net cash (used in) provided by financing activities	(8,105)	(7,007)	494	79

Effect of exchange rate changes	(693)	80	53	9

Net decrease in cash and cash equivalents	(6,269)	(5,366)	(607)	(97)
Cash and cash equivalents, beginning of year	12,379	6,110	744	119

Cash and cash equivalents, end of year	6,110	744	137	22

Amounts Due From/Due To Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances

The following represents related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB	RMB

Amounts due from related parties:
Former director-Yang Xueshan (i)	14,840	14,840
Vice President-Xie Changqing (i)	39,360	39,360
CMR (ii)	4,249	5,467
Hongcheng Liye (iii)	2,499	2,499
BJ-BCIT (iv)	1,813	1,817
Hongcheng Technology (v)	749	2,087
Others	154	97

	63,664	66,167

Amount due to related parties:
WITT (vi)	1,647	1,587
Others	284	335

	1,931	1,922

(i)	The amounts represent loans to the two nominee shareholders of Hongcheng Education.
(ii)	The amount represents the receivable of profit distribution from a subsidiary company.
(iii)	The amounts represent the service fee paid on behalf of a subsidiary company.
(iv)	The amounts represent the payment of students registration fee on behalf of a subsidiary company.
(v)	The amounts represent the receivable of the proceeds from stock option exercise, which were collected and temporarily held by Hongcheng Technology.
(vi)	The amounts represent the expenses paid by a subsidiary company on behalf of the Company.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended									0 Months Ended	1 Months Ended
	Sep. 30, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Nominee Shareholders Of The VIE [Member] CNY	Dec. 31, 2012 Consolidated VIE [Member] CNY	Dec. 31, 2011 Consolidated VIE [Member] CNY	Dec. 31, 2010 Consolidated VIE [Member] CNY	Dec. 31, 2011 Hongcheng Technology [Member] Hongcheng Education [Member]	Jun. 16, 2012 Guangzhou Hongcheng [Member] CNY	Sep. 28, 2012 Guangxi Hongcheng [Member] CNY	Sep. 25, 2012 Beijing Xuezhi [Member] CNY
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Term of exclusive technical and consulting services agreement		10 years	10 years							10 years
Automatic renewal term of agreement		10 years	10 years							10 years
Interest free loan to nominee shareholdersof the VIE			54,200			54,200
Term of loan to nominee shareholders of the VIE		20 years	20 years			20 years
Disposal of subsidiaries			(857)								4,000	1,020	6
Gain on disposal of subsidiary	315	353	2,197								3,123	126	420
Ownership interest											80.00%	51.00%	100.00%
Net revenue		$ 78,379	488,322	435,859	388,842		108,751	95,880	83,620
Percentage of total assets		22.00%	22.00%	22.00%	22.00%		21.00%	23.00%
Percentage of total liabilities							17.00%	18.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES (Summary of the Company's Subsidiaries, VIE and VIE's Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
Hongcheng Education [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Mar 7, 2005
Place of incorporation	PRC
Hongcheng Education [Member] | Gotop Electronic [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Nov 29, 1995
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Xiandai Technology [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Nov 7, 2000
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Pingdingshan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Sep 3, 2002
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Anqing Foreign Language [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Aug 2, 2004
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Tianchang [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Sep 6, 2005
Percentage interest VIE of the Company holds in its subsidiary	72.50%
Place of incorporation	PRC
Hongcheng Education [Member] | South Campus [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Dec 28, 2005
Percentage interest VIE of the Company holds in its subsidiary	54.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Hongcheng Yo Yo [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Nov 3, 2009
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Anqing Daguan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Apr 15, 2010
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Pingdingshan Training Centre [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Aug 11, 2010
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Hongyuanboxue [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Aug 24, 2010
Percentage interest VIE of the Company holds in its subsidiary	55.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Xicheng Training School [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jan 6, 2011
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
CMR Web-learning Co., Ltd. [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul 29, 1999
Percentage of legal ownership in subsidiary	70.00%
Place of incorporation	PRC
Hongcheng Technology [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul 31, 2000
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Technology [Member] | Hongyuanboxue [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Percentage of legal ownership in subsidiary	45.00%
Zhongnongda Networks [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Oct 30, 2001
Percentage of legal ownership in subsidiary	55.00%
Place of incorporation	PRC
Hongcheng Liye [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Apr 15, 2003
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Dongcai [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jun 4, 2003
Percentage of legal ownership in subsidiary	70.00%
Place of incorporation	PRC
WITT Education [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul 4, 2003
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
BJ-WITT [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul 4, 2003
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	BVI
Chongda [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Dec 24, 2003
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Beijing BCIT [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jan 13, 2005
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Gotop Hongcheng [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Dec 26, 2005
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
BJ-BCIT [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Feb 10, 2006
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	BVI
Yuancheng Education [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Mar 31, 2006
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Tianjin Gaotuo Hongcheng [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jun 26, 2006
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Beiyuda [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Sep 26, 2006
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Beijing Mingdao [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Mar 27, 2007
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Shanghai Shangcai [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Apr 18, 2008
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Dongcai Online [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul 10, 2008
Percentage of legal ownership in subsidiary	70.00%
Place of incorporation	PRC
Zhonglin [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Nov 3, 2008
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Fuzhou Good Teacher [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Dec 7, 2009
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Hongcheng Xueyuan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Oct 31, 2010
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Nanning Hongcheng Xueyuan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Oct 31, 2010
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Hangzhou Hongcheng Xueyuan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Oct 31, 2010
Percentage of legal ownership in subsidiary	60.00%
Place of incorporation	PRC
Haidian Trainning School [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Apr 7, 2011
Percentage of legal ownership in subsidiary	55.00%
Place of incorporation	PRC
Zhejiang Hongcheng [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jun 30, 2011
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC

ORGANIZATION AND PRINCIPAL ACTIVITIES (Consolidated Financial Information of the Group's VIE and Its Subsidiaries) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Consolidated VIE [Member] CNY	Dec. 31, 2011 Consolidated VIE [Member] CNY	Dec. 31, 2010 Consolidated VIE [Member] CNY
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Cash and cash equivalents	$ 61,945	385,922	273,746	190,493	$ 43,939	203,143	36,772	17,380
Accounts receivable							9,313	16,561
Prepaid expenses and other current assets							6,714	6,934
Total current assets	133,167	829,652	704,473				67,023	56,539
Property and equipment, net	38,292	238,563	239,210				152,756	162,157
Land use rights, net	4,181	26,049	26,657				26,049	26,657
Total assets	199,396	1,242,253	1,105,565				255,170	250,567
Total liabilities	63,427	395,151	333,506				206,098	203,827
Net revenue	78,379	488,322	435,859	388,842			108,751	95,880	83,620
Net income	13,369	83,309	56,573	76,157			(2,247)	(6,131)	(2,932)
Net cash used in operating activities	19,630	122,296	124,458	64,416			20,339	16,487	19,057
Net cash provided by investing activities	1,730	10,774	(22,249)	(63,126)			(4,947)	(19,656)	(16,884)
Net cash provided by (used in) financial activities	$ (3,363)	(20,947)	(19,036)	(13,247)				(1,479)	4,500

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rate used to convert RMB to USD	6.2301
Land use rights, useful life	50 years
Revenue recognition period, school semester term	6 months
Business tax rate	5.60%
Value added tax rate	17.00%
Value added tax rebate rate	14.00%
Value added tax rebate recorded in revenue	12,237	8,260	9,257
Allowance for doubtful accounts	340		540
Advertising costs	3,801	13,794	9,310
Cash, cash equivalents and term deposits denominated in Renminbi	476,425	370,428
Cash, cash equivalents and term deposits denominated in Renminbi, percentage	99.70%	99.60%
Six Subsidiaries [Member]
Value added tax rate	6.00%
Seven Subsidiaries [Member]
Value added tax rate	3.00%
Minimum [Member]
Access period for online education services	1 month
Maximum [Member]
Access period for online education services	3 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives For Computing Depreciation) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	20 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of the lease term or the estimated useful lives

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Weighted Average Amortization Period By Intangible Aseet Class) (Details)	12 Months Ended
Dec. 31, 2012
Service Agreements with Universities and High Schools [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	26 years
Operating Platforms Used to Provide Online Education Service [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	6 years
Customer Base [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	4 years
Online Coursewares [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	3 years
Partnership with Agencies [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	5 years
Exclusive Partnership with Universities [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	16 years
Operational Right of Private School [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	22 years
Partnership with Local Institutes [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	7 years 2 months 12 days
Acquired Right to Use Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	2 years 2 months 12 days

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Concentration Of Credit Risk) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Net Revenues [Member] | Customer A [Member]
Concentration Risk [Line Items]
Number of customers	14.00%	13.00%	11.00%
Consolidated Net Revenues [Member] | Customer B [Member]
Concentration Risk [Line Items]
Number of customers	11.00%	11.00%	11.00%
Consolidated Net Revenues [Member] | Customer C [Member]
Concentration Risk [Line Items]
Number of customers	10.00%	11.00%	12.00%
Consolidated Net Revenues [Member] | Customer D [Member]
Concentration Risk [Line Items]
Number of customers		13.00%	16.00%
Amounts Due From Related Parties [Member] | Customer A [Member]
Concentration Risk [Line Items]
Number of customers	36.00%	33.00%
Amounts Due From Related Parties [Member] | Customer B [Member]
Concentration Risk [Line Items]
Number of customers	25.00%
Amounts Due From Related Parties [Member] | Customer C [Member]
Concentration Risk [Line Items]
Number of customers	24.00%	36.00%
Amounts Due From Related Parties [Member] | Customer D [Member]
Concentration Risk [Line Items]
Number of customers	11.00%

ACQUISITIONS (Narrative) (Details) (Hongcheng Xueyuan [Member]) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 31, 2010 CNY	Oct. 31, 2010 USD ($)
Business Acquisition [Line Items]
Percentage interest acquired		81.00%
Cash paid to acquire entity	7,460	$ 1,130
Equity method investment ownership percentage previously held		19.00%
Fair value of previous equity investment	1,470
Remeasurement gain	260

ACQUISITIONS (Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Partnership With Local Institutes [Member]	Dec. 31, 2011 Partnership With Local Institutes [Member]	Dec. 31, 2012 Reacquired Right to Use Trademark [Member]	Dec. 31, 2011 Reacquired Right to Use Trademark [Member]	Oct. 31, 2010 Hongcheng Xueyuan [Member]	Oct. 31, 2010 Hongcheng Xueyuan [Member] Partnership With Local Institutes [Member]	Oct. 31, 2010 Hongcheng Xueyuan [Member] Reacquired Right to Use Trademark [Member]
Business Acquisition [Line Items]
Cash and cash equivalents							1,382
Accounts receivable							397
Amounts due from related parties							1,319
Prepaid expenses and other current assets							82
Rental deposits							7
Property and equipment							80
Deferred revenue							(1,235)
Amounts due to related parties							(14)
Other taxes payable							(54)
Net tangible assets acquired							1,964
Noncontrolling interests							(144)
Net carrying amount	50,183	59,322	1,660	1,993		138		2,380	300
Total intangible assets							2,680
Deferred tax liabilities relating to intangible assets acquired							(670)
Goodwill (allocated to the online degree programs segment)							5,100
Re-measured fair value of previous 19% cost method investment							(1,470)
Total							7,460
Equity method investment ownership percentage previously held							19.00%
Weighted average useful life of acquired intangible assets								7 years 2 months 12 days	2 years 2 months 12 days

ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	34,917	31,478
Less: allowance for doubtful accounts	340			540
Accounts receivable, net	34,917	31,478	5,605
Balance as of January 1
Charged to expenses	340
Writen off	(340)
Balances as of December 31

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Staff advances and others		4,878	3,000
Advance to an online school		341	1,707
Prepaid rental expense		2,872	4,329
Prepaid advertisement expense		601	510
Prepaid courseware use right		766	1,547
Prepaid professional fees		2,113	2,126
Advances to suppliers		4,801	3,410
Interest receivables from term deposits		953	1,056
VAT rebate receivable		6,130	5,040
Prepaid expenses and other current assets	$ 3,763	23,455	22,725

SHORT-TERM INVESTMENTS (Held To Maturity Investments) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Mar. 31, 2011 Trust Fund Managed By Zhongrong Trust Co [Member] CNY	May 31, 2010 Trust Fund Managed By Zhongrong Trust Co [Member] CNY	May 31, 2011 Trust Fund Managed By Minmetal International Trust Co [Member] CNY	Apr. 30, 2011 Trust Fund Managed By Minmetal International Trust Co [Member] CNY	Dec. 31, 2011 Trust Fund Managed By Minmetal International Trust Co [Member] CNY	Jun. 30, 2012 Trust Fund Managed By Hainan Airline Group [Member] CNY
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity investments			17,000		6,000	8,000	8,000	3,000		8,000
Ownership interest										12.75%
Investment income	234	1,460	832	1,071	605	646	388	241	387	480
Equity method investments		8,000

SHORT-TERM INVESTMENTS (Schedule Of Short-Term Investments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
SHORT-TERM INVESTMENTS [Abstract]
Available-for-sale investments		15,575	17,648
Held to maturity investments			17,000
Equity method investments		8,000
Short-term investments	$ 3,784	23,575	34,648

SHORT-TERM INVESTMENTS (Available-For-Sale Investments) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Corporate Bonds [Member] CNY	Dec. 31, 2011 Corporate Bonds [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Cost		15,939	19,110		15,939	19,110
Exchange difference		(1,483)	(1,334)		(1,483)	(1,334)
Accumulated unrealized (loss) gains		1,119	(128)		1,119	(128)
Net carrying amount		15,575	17,648		15,575	17,648
Amount of corporate bonds sold during the period					7,717	8,507
Investment loss (gain)	$ (234)	(1,460)	(832)	(1,071)	(226)	201

LONG-TERM INVESTMENT (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Shanghai Shihong Technology Co., Ltd. [Member]	Mar. 31, 2012 Shanghai Shihong Technology Co., Ltd. [Member]	Mar. 31, 2012 Shanghai Normal University [Member]
Debt Instrument [Line Items]
Cash paid to acquire entity				1,020	980
Ownership interest				51.00%	49.00%
Equity method investments	8,000		219

LAND USE RIGHTS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)
LAND USE RIGHTS, NET [Abstract]
Land use rights	30,287	30,287
Less: accumulated amortization	(4,238)	(3,630)
Land use rights, net	26,049	26,657		4,181
Amortization expenses	608	608	609
2013	608
2014	608
2015	608
2016	608
2017	608

PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Building [Member] CNY	Dec. 31, 2011 Building [Member] CNY	Dec. 31, 2012 Furniture Fixtures And Equipment [Member] CNY	Dec. 31, 2011 Furniture Fixtures And Equipment [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] CNY	Dec. 31, 2011 Motor Vehicles [Member] CNY	Dec. 31, 2012 Leasehold Improvements [Member] CNY	Dec. 31, 2011 Leasehold Improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		347,184	326,039		241,560	225,633	73,991	67,977	12,251	12,562	19,382	19,847
Less: accumulated depreciation and amortization		(113,448)	(91,543)
Property and equipment excluding construction in progress, net		233,736	234,496
Construction in progress		4,827	4,714
Property and equipment, net	38,292	238,563	239,210
Depreciation and amortization of property and equipment	$ 4,073	25,377	23,900	20,971

ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Components of Intangible Assets) (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Trade Name [Member] CNY	Dec. 31, 2011 Trade Name [Member] CNY	Dec. 31, 2012 Service Agreements with Universities and High Schools [Member] CNY	Dec. 31, 2011 Service Agreements with Universities and High Schools [Member] CNY	Dec. 31, 2012 Operating Platforms Used to Provide Online Education Service [Member] CNY	Dec. 31, 2011 Operating Platforms Used to Provide Online Education Service [Member] CNY	Dec. 31, 2012 Customer Base [Member] CNY	Dec. 31, 2011 Customer Base [Member] CNY	Dec. 31, 2012 Online Coursewares [Member] CNY	Dec. 31, 2011 Online Coursewares [Member] CNY	Dec. 31, 2012 Partnership with Agencies [Member] CNY	Dec. 31, 2011 Partnership with Agencies [Member] CNY	Dec. 31, 2012 Exclusive Partnership with Universities [Member] CNY	Dec. 31, 2011 Exclusive Partnership with Universities [Member] CNY	Dec. 31, 2012 Operational Right of Private School [Member] CNY	Dec. 31, 2011 Operational Right of Private School [Member] CNY	Dec. 31, 2012 Partnership with Local Institutes [Member] CNY	Dec. 31, 2011 Partnership with Local Institutes [Member] CNY	Dec. 31, 2012 Reacquired Right to Use Trademark [Member] CNY	Dec. 31, 2011 Reacquired Right to Use Trademark [Member] CNY
Schedule Of Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount			134,181	133,701				89,235	89,235	759	759	11,708	11,708	3,623	3,623	356	356	21,355	20,876	4,464	4,464	2,380	2,380	300	300
Acumulated amortization			(49,040)	(45,322)				(19,103)	(17,319)	(759)	(711)	(11,708)	(11,708)	(3,623)	(3,623)	(353)	(339)	(10,453)	(9,304)	(2,021)	(1,769)	(720)	(387)	(300)	(162)
Accumulated impairment			(34,958)	(29,057)				(34,958)	(29,057)
Net carrying amount			50,183	59,322				35,173	42,859		48					3	17	10,903	11,572	2,443	2,695	1,660	1,993		138
Gross carrying amount						4,316	4,316
Accumulated impairment
Net carrying amount						4,316	4,316
Gross carrying amount			138,497	138,017
Accumulated amortization			(49,040)	(45,322)
Accumulated impairment			(34,958)	(29,057)
Acquired intangible assets, net		8,748	54,499	63,638
Impairment loss			5,901
Gain on disposal of subsidiary	315	$ 353	2,197

ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expense Related to Intangible Assets) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	3,903	4,171	4,432
2013	3,082
2014	2,929
2015	2,892
2016	2,720
2017	2,512

GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY
Goodwill [Line Items]
Gross amount: Beginning balance	100,483			100,483	17,960		1,924		20,798		59,801
Acquired during the year
Gross amount: Endng balance	100,483			100,483	17,960	17,960	1,924	1,924	20,798	20,798	59,801	59,801
Accumulated impairment, Beginning balance	(57,228)			(57,228)			(1,924)				(55,304)
Charge for the year
Accumulated impairment, Ending balance	57,228			(57,228)			1,924	(1,924)			55,304	(55,304)
Goodwill, net	43,255	$ 6,943	43,255	43,255	17,960	17,960			20,798	20,798	4,497	4,497

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Advances from students		13,804	10,725
Accrued expenses		13,730	8,943
Accrued professional fees		1,168	4,219
Accrued employee payroll and welfare benefits		67,979	59,152
Tuition fees payable to universities		10,324	3,497
Other payables		6,553	5,444
Accrued expenses and other current liabilities	$ 18,228	113,558	91,980

OTHER TAXES PAYABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER TAXES PAYABLE [Abstract]
VAT payable		10,618	5,392
Business taxes payable		15,691	15,801
Individual income taxes payable		944	736
Real estate taxes payable		41	41
Other taxes payable	$ 4,381	27,294	21,970

SHARE OPTION PLAN (Option Plan Overview) (Narrative) (Details) (CNY) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended				1 Months Ended								1 Months Ended
	Feb. 14, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2008 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Jun. 30, 2008 American Depository Shares [Member]	Aug. 10, 2000 Original Plan [Member] Minimum [Member]	Aug. 10, 2000 Original Plan [Member] Maximum [Member]	Dec. 13, 2004 Amended Plan [Member]	Mar. 31, 2007 Second Amended Plan [Member]	Mar. 31, 2007 Second Amended Plan [Member] Minimum [Member]	Mar. 31, 2007 Second Amended Plan [Member] Greater Than 10% Shareholder [Member]	Nov. 30, 2007 Equity Incentive Plan [Member]	Nov. 30, 2007 Equity Incentive Plan [Member] Minimum [Member]	Nov. 30, 2007 Equity Incentive Plan [Member] Greater Than 10% Shareholder [Member]	Aug. 18, 2010 Second Amended Equity Incentive Plan [Member]	Dec. 31, 2012 Second Amended Equity Incentive Plan [Member]	Dec. 31, 2011 Second Amended Equity Incentive Plan [Member]	Aug. 18, 2010 Second Amended Equity Incentive Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of ordinary shares eligible for option share grants										15.00%
Exercise price as a percentage of fair market value of common stock on date of grant									100.00%					110.00%		100.00%	110.00%
Ordinary shares eligible for issuance											12,846,621	12,846,621			12,846,621			16,071,593
Shareholder ownership interest subject to exercise price limitations														10.00%			10.00%
Vesting period for options									3 years				3 years			3 years					4 years
Annual increase in number of shares issuable under the plan relative to the number of outstanding shares															2.00%			2.50%
Period during which options are exercisable																	5 years	10 years
Options outstanding		9,128,105	9,974,138																9,128,105	9,974,138
Common stock available for issuance																			140,701	694,475
Number of underwater options	1,031,000
Number of employees affected by plan modification	30
Total incremental compensation cost	604
Number of shares issued to depositary bank to be issued upon exercise of share options				8,344,305				2,781,435
Number of ordinary shares issued due to exercises		837,204			(837,204)	(116,787)	(765,924)
Number of shares held by depositary bank for future issuance					5,751,888

SHARE OPTION PLAN (Options To Employees And Nonemployees) (Narrative) (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	17,127,400
Share-based compensation expenses	3,804	3,446	5,512
Exercise price of share options granted

SHARE OPTION PLAN (Schedule of Assumptions Used in the Option Pricing Model) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
SHARE OPTION PLAN [Abstract]
Weighted average volatility rate	47.60%	48.30%
Weighted average risk-free interest rate	1.18%	2.59%
Weighted average expected option life (years)	6 years	6 years
Weighted average dividend yield	0.00%	0.00%
Weighted average fair value of underlying ordinary shares	$ 0.84	$ 1.19

SHARE OPTION PLAN (Schedule of Share Option Activity) (Details) (CNY)	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLAN [Abstract]
Number of options, Outstanding at beginning of year	9,974,138
Number of options, Exercised	837,204
Number of options, Forfeited	8,779
Number of options, Expired	30
Number of options, Outstanding at end of year	9,128,105
Number of options, Vested and expected to vest as of December 31, 2012	9,128,105
Number of options, Exercisable as of December 31, 2012	8,841,438
Weighted average exercise price per share, Outstanding at beginning of year	1.44
Weighted average exercise price per share, Exercised	0.96
Weighted average exercise price per share, Forfeited	1.9
Weighted average exercise price per share, Expired	1.37
Weighted average exercise price per share, Outstanding at end of year	1.48
Weighted average exercise price per share, Vested and expected to vest as of December 31, 2012	1.48
Weighted average exercise price per share, Exercisable as of December 31, 2012	1.43
Weighted average grant-date fair value of ordinary shares, Outstanding at beginning of year	1.5
Weighted average grant-date fair value of ordinary shares, Exercised	0.47
Weighted average grant-date fair value of ordinary shares, Forfeited	2.16
Weighted average grant-date fair value of ordinary shares, Expired	1.22
Weighted average grant-date fair value of ordinary shares, Outstanding at end of year	1.6
Weighted-average grant-date fair value of ordinary shares, Vested and expected to vest as of December 31, 2012	1.6
Weighted average grant-date fair value of ordinary shares, Exercisable as of December 31, 2012	1.58

SHARE OPTION PLAN (Schedule of Share Options Outstanding) (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number outstanding	9,128,105
Options outstanding, Weighted average remaining contractual life	3 years 5 months 1 day
Options outstanding, Weighted average exercise price	1.48
Options outstanding, Weighted average intrinsic value	0.5
Options exercisable, Number exercisable	8,841,438
Options exercisable. Weighted average remaining contractual life	3 years 3 months 4 days
Options exercisable, Weighted average exercise price	1.43
Options exercisable, Weighted average intrinsic value	0.52
Total intrinsic value of options exercised	5,103	840	7,030
Unrecognized share-based compensation cost related to share options	1,098
Unrecognized compensation cost, recognition period	1 year 9 months 29 days
$0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	0.5
Options outstanding, Number outstanding	344,500
Options outstanding, Weighted average remaining contractual life	6 months 29 days
Options outstanding, Weighted average exercise price	0.5
Options outstanding, Weighted average intrinsic value	1.44
Options exercisable, Number exercisable	344,500
Options exercisable. Weighted average remaining contractual life	6 months 29 days
Options exercisable, Weighted average exercise price	0.5
Options exercisable, Weighted average intrinsic value	1.44
$0.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	0.86
Options outstanding, Number outstanding	988,800
Options outstanding, Weighted average remaining contractual life	1 year 11 months 5 days
Options outstanding, Weighted average exercise price	0.86
Options outstanding, Weighted average intrinsic value	1.08
Options exercisable, Number exercisable	988,800
Options exercisable. Weighted average remaining contractual life	1 year 11 months 5 days
Options exercisable, Weighted average exercise price	0.86
Options exercisable, Weighted average intrinsic value	1.08
$1.09-1.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price, lower limit	1.09
Average exercise price, upper limit	1.85
Options outstanding, Number outstanding	6,646,070
Options outstanding, Weighted average remaining contractual life	3 years 2 months 8 days
Options outstanding, Weighted average exercise price	1.48
Options outstanding, Weighted average intrinsic value	0.46
Options exercisable, Number exercisable	6,426,070
Options exercisable. Weighted average remaining contractual life	3 years
Options exercisable, Weighted average exercise price	1.47
Options exercisable, Weighted average intrinsic value	0.47
$1.86-2.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price, lower limit	1.86
Average exercise price, upper limit	2.85
Options outstanding, Number outstanding	1,148,735
Options outstanding, Weighted average remaining contractual life	6 years 10 months 13 days
Options outstanding, Weighted average exercise price	2.05
Options outstanding, Weighted average intrinsic value
Options exercisable, Number exercisable	1,082,068
Options exercisable. Weighted average remaining contractual life	6 years 10 months 6 days
Options exercisable, Weighted average exercise price	2.02
Options exercisable, Weighted average intrinsic value

SHARE OPTION PLAN (Outstanding Restricted Share Units) (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	3,804	3,446	5,512
Unrecognized compensation cost, recognition period	1 year 9 months 29 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	1,590,000
Granted	1,723,000
Outstanding at end of year	3,313,000	1,590,000
Vested and expected to vest at December 31, 2012	2,366,095
Outstanding at beginning of year	2.3
Granted	1.87
Outstanding at end of year	2.3	2.3
Vested and expected to vest at December 31, 2012	2.02
Share-based compensation expenses	4,454	3,037	771
Unrecognized compensation cost related to restricted share units	21,182
Unrecognized compensation cost, recognition period	2 years 8 months 16 days
Restricted Stock Units (RSUs) [Member] | Targeted Annual Gross Revenues For 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage when performance targets are met	50.00%
Restricted Stock Units (RSUs) [Member] | Targeted Annual Gross Revenues For 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage when performance targets are met	33.30%
Restricted Stock Units (RSUs) [Member] | Targeted Annual Gross Revenues For 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage when performance targets are met	16.70%

INCOME TAXES (Corporate Tax Rate) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
High And New Technology Enterprise [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%
Renewal period for favorable tax status	3 years
High And New Technology Enterprise [Member] | 2009 [Member] | Hongcheng Education [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise [Member] | 2009 [Member] | Gotop Hongcheng [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise [Member] | 2010 [Member] | Hongcheng Education [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise [Member] | 2010 [Member] | Gotop Hongcheng [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise [Member] | 2011 [Member] | Gotop Hongcheng [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
High And New Technology Enterprise Located In Bejing [Member] | Hongcheng Education [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
Tax exemption period	3 years
Period subject to preferential tax rate	3 years
High And New Technology Enterprise Located In Bejing [Member] | Gotop Hongcheng [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
Tax exemption period	3 years
Period subject to preferential tax rate	3 years
Approval From Local Tax Bureau [Member] | 2010 [Member] | Beiyuda [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	7.50%
Software Enterprise [Member] | 2009 [Member] | Chongda [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	12.50%
Software Enterprise [Member] | 2010 [Member] | Chongda [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	12.50%

INCOME TAXES (Schedule of Corporate Income Tax Rate By Subsidiary and VIE) (Details)	12 Months Ended
Dec. 31, 2012
CMR Web-learning Co., Ltd. [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Education [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Hongcheng Education [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Education [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Education [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Education [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Beiyuda [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Beiyuda [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Beiyuda [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Beiyuda [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Beiyuda [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Gotop Hongcheng [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Gotop Hongcheng [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Gotop Hongcheng [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Gotop Hongcheng [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Gotop Hongcheng [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Chongda [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	12.50%
Chongda [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Chongda [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Chongda [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Chongda [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%

INCOME TAXES (Components of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Current tax	$ 3,201	19,939	23,078	17,933
Deferred tax provision (benefits)	1,041	6,488	(6,034)	(4,600)
Total income tax provisions	$ 4,242	26,427	17,044	13,333

INCOME TAXES (Components of Deferred Income Tax Assets And Liabilities) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Deferred revenues		11,685	11,517
Total current deferred tax assets		11,685	11,517
Less: valuation allowance on deferred tax assets		(2,114)	(5,820)
Total net current deferred tax assets		9,571	5,697
Property and equipment		339	658
Deferred revenues		1,137	1,227
Net operating loss carry forwards		11,753	14,203
Total non-current deferred tax assets		13,229	16,088
Less: valuation allowance on deferred tax assets		(11,144)	(7,871)
Total net non-current deferred tax assets	335	2,085	8,217
Property and equipment		64	70
Acquired intangible assets		7,117	9,173
Amount due from related party - noncurrent		6,292
Total deferred tax liabilities	2,163	13,473	9,243
Net operating loss carryforward		48,878
Operating loss carryforwards, expiration dates	various dates between December 31, 2012 and December 31, 2016	various dates between December 31, 2012 and December 31, 2016
Deferred tax assets, valuation allowance		13,258

INCOME TAXES (Reconciliation of Income Tax Expense To Statutory Tax Rate) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Tax rate	25.00%	25.00%	25.00%
Tax holiday and exemptions	(14.00%)	(18.00%)	(10.00%)
Effect on tax rates in different tax jurisdiction	3.00%	5.00%	3.00%
Expenses non-deductable for tax purposes	7.00%	0.00%	0.00%
Changes in valuation allowance		8.00%	2.00%
Increase (decrease) in unrecognized tax benefit	3.00%	3.00%	(5.00%)
Effective tax rates	24.00%	23.00%	15.00%
Increase to income tax expense without tax exemption	15,829	10,418	9,257
Decrease to earnings per share basic without tax exemption	0.33	0.21	0.19
Decrease to earnings per share diluted without tax exemption	0.31	0.2	0.18

INCOME TAXES (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
INCOME TAXES [Abstract]
Balance at beginning of year	6,089	3,691	$ 1,412
Additions based on tax positions related to the current year	2,221	2,062
Other - interest and penalty	485	336
Balance at end of year	8,795	6,089	1,412
Reversal of unrecognized tax benefit	5,473

INCOME TAXES (Income Tax Uncertainties) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Computational Errors [Member]	Dec. 31, 2012 Special Circumstances [Member] USD ($)	Dec. 31, 2012 Special Circumstances [Member] CNY	Dec. 31, 2012 Transfer Pricing [Member]	Dec. 31, 2012 Resident Enterprises For PRC Tax Purposes [Member]	Dec. 31, 2012 Non-Resident for PRC Tax Purposes [Member]	Dec. 31, 2012 Profits Reinvested For Future Development [Member] CNY
Income Tax Contingency [Line Items]
Tax rate	25.00%	25.00%	25.00%							25.00%
Withholding tax rate											10.00%
Aggregate accumulated earning												117,703
Open tax years				2006	2010
Statute of limitations period						3 years	5 years	5 years	10 years
Underpayment of tax liability listed as special circumstance							$ 15	100
Ownership interest in domestic subsidiary requiring recording of deferred tax liabillity	50.00%

NONCONTROLLING INTEREST (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
NONCONTROLLING INTEREST [Abstract]
Net income generated by subsidiaries		108,998	97,376	92,074
Net income attributed to noncontrolling interest	$ 7,277	45,338	39,752	36,840
Percent of net income generated by subsidiaries	41.60%	41.60%	40.80%	40.00%
Percent of net income attributed to noncontrolling interest	54.40%	54.40%	70.30%	48.40%

NONCONTROLLING INTEREST (Schedule of Noncontrolling Interest) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
NONCONTROLLING INTEREST [Abstract]
Beginning Balance		167,253	133,485	102,180
Net income attributed to noncontrolling interest	7,277	45,338	39,752	36,840
Capital injection by noncontrolling shareholders			2,960	1,470
Foreign currency translation adjustments		2,498	6,268	951
Distributions paid to noncontrolling interests		(17,321)	(15,212)	(7,102)
Acquisition of noncontrolling interests				(854)
Disposal of the subsidiaries		(857)
Ending Balance	$ 31,606	196,911	167,253	133,485

NET INCOME PER SHARE (Computation of Basic and Dilted Net Income Per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
NET INCOME PER SHARE [Abstract]
Net income attributable to ChinaEdu Corporation (numerator)	$ 6,092	37,971	16,821	39,317
Weighted average ordinary shares outstanding used in computing basic net income per share	47,523,375	47,523,375	47,453,930	48,004,323
Incremental weighted average ordinary shares from assumed conversions of share option, warrants and RSUs using treasury stock method	2,963,858	2,963,858	3,215,299	4,005,906
Weighted average ordinary shares outstanding used in computing diluted net income per share	50,487,233	50,487,233	50,669,229	52,010,229
Net income per share attributable to ChinaEdu Corporation-basic	$ 0.13	0.8	0.35	0.82
Net income per share attributable to ChinaEdu Corporation-diluted	$ 0.12	0.75	0.33	0.76

WARRANTS (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	54 Months Ended
	Aug. 31, 2010 CNY	Dec. 31, 2009	Jul. 14, 2005 Warrants Granted To Series C Preferred Shareholders [Member] USD ($)	Jul. 14, 2005 Warrants Granted To Series C Preferred Shareholders [Member] CNY
Class of Warrant or Right [Line Items]
Number of ordinary shares eligible for purchase with warrants			608,108	608,108
Exercise price of warrants		1.85	1.85	1.85
Fair value of warrants			$ 305	2,459
Booked value of warrants			292	2,353
Number of warrants exercised		121,622
Number of warrants lapsed	486,486
Adjustment to additional paid -in capital due to lapse of warrants	1,883

SHARE REPURCHASES (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended		7 Months Ended	8 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2010 USD ($)	Nov. 30, 2010 CNY	Dec. 31, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	May 31, 2011 Ordinary Shares [Member] USD ($)	Nov. 30, 2010 Ordinary Shares [Member] USD ($)	Dec. 31, 2011 Ordinary Shares [Member] USD ($)	May 31, 2011 American Depository Shares [Member] USD ($)	Apr. 30, 2010 American Depository Shares [Member] USD ($)	Nov. 30, 2010 American Depository Shares [Member] USD ($)	Dec. 31, 2011 American Depository Shares [Member] USD ($)	Dec. 31, 2012 American Depository Shares [Member] CNY
Equity, Class of Treasury Stock [Line Items]
Value of shares approved for repurchase											$ 10,000	$ 3,000			40,000
Average price per share								$ 1.83	$ 2.34	$ 2.16	$ 5.48		$ 7.03	$ 6.48
Repurchase and cancellation of ordinary shares (note 19) (in shares)	852,144	852,144	376,761	590,205	590,205
Repurchase and cancellation of ordinary shares (note 17)	$ 1,996	13,262		$ 1,274	8,243	8,243	13,468

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Provisions for employee benefits under government-mandated defined contribution plan	36,039	35,384	27,543

FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Recurring Basis [Member] CNY	Dec. 31, 2011 Recurring Basis [Member] CNY	Dec. 31, 2012 Level 1 [Member] Recurring Basis [Member] CNY	Dec. 31, 2011 Level 1 [Member] Recurring Basis [Member] CNY	Dec. 31, 2012 Level 2 [Member] Recurring Basis [Member] CNY	Dec. 31, 2011 Level 2 [Member] Recurring Basis [Member] CNY	Dec. 31, 2012 Level 3 [Member] Recurring Basis [Member] CNY	Dec. 31, 2011 Level 3 [Member] Recurring Basis [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments					15,575	17,648	15,575	17,648
Total assets at fair value					15,575	17,648	15,575	17,648
Intangible assets impairment	$ 947	5,901

COMMITMENTS (Royalties) (Narrative) (Details) (The Fourth Middle School of Anqing [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Royalty Agreement [Line Items]
Royalty expenses	1,088	1,088	1,088
Accrued Expenses And Other Current Liabilities [Member]
Royalty Agreement [Line Items]
Deferred commitment fees	1,350	1,463
2005 to 2007 [Member]
Royalty Agreement [Line Items]
Royalty expenses	650
2008 To 2010 [Member]
Royalty Agreement [Line Items]
Royalty expenses	1,000
2011 To 2024 [Member]
Royalty Agreement [Line Items]
Royalty expenses	1,200

COMMITMENTS (Leases) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS [Abstract]
Rent expenses	18,091	14,858	11,031
2013	7,987
2014	3,562
2015	1,608
2016	1,540
2017 and thereafter	1,279
Future minimum lease payments	15,976

COMMITMENTS (Capital Commitments) (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Anqing and Pingdingshan Schools [Member] | Construction in Progress [Member]
Long-term Purchase Commitment [Line Items]
Capital commitments	1,264
School Expansion [Member}
Long-term Purchase Commitment [Line Items]
Capital commitments	66,016
School Expansion [Member} | Jingzhou School [Member]
Long-term Purchase Commitment [Line Items]
Capital commitments	64,752
School Expansion [Member} | Jingzhou School [Member] | Construction in Progress [Member]
Long-term Purchase Commitment [Line Items]
Capital commitments	5,572

SEGMENT AND GEOGRAPHIC INFORMATION (Assets and Liabilities by Segment) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2012 Corporate [Member] CNY	Dec. 31, 2011 Corporate [Member] CNY
Segment Reporting Information [Line Items]
Number of operating segments	4	4
Assets	$ 199,396	1,242,253	1,105,565	937,541	778,269	49,980	53,859	150,723	151,478	23,132	39,607	80,877	82,352
Total liabilities	$ 63,427	395,151	333,506	184,190	116,055	57,188	53,531	112,008	120,306	38,081	34,558	3,684	9,056

SEGMENT AND GEOGRAPHIC INFORMATION (Net Revenues by Segment) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2010 Online Degree Programs [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2010 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2010 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2010 International And Elite Curriculum Programs [Member] CNY
Segment Reporting Information [Line Items]
Net revenue	$ 78,379	488,322	435,859	388,842	393,343	347,107	310,005	25,266	25,755	23,669	59,937	49,653	41,054	9,776	13,344	14,114
Cost of revenue	32,441	202,109	185,604	147,702	137,689	124,242	101,906	11,861	9,107	6,101	42,713	36,127	30,279	9,846	16,128	9,416
Gross profit (loss)	$ 45,938	286,213	250,255	241,140	255,654	222,865	208,099	13,405	16,648	17,568	17,224	13,526	10,775	(70)	(2,784)	4,698

SEGMENT AND GEOGRAPHIC INFORMATION (Net Revenue from Significant Types of Services) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Third Parties [Member] CNY	Dec. 31, 2011 Third Parties [Member] CNY	Dec. 31, 2010 Third Parties [Member] CNY	Dec. 31, 2012 Related Parties [Member] CNY	Dec. 31, 2011 Related Parties [Member] CNY	Dec. 31, 2010 Related Parties [Member] CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2010 Online Degree Programs [Member] CNY	Dec. 31, 2012 Online Degree Programs [Member] Third Parties [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] Third Parties [Member] CNY	Dec. 31, 2010 Online Degree Programs [Member] Third Parties [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2010 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] Third Parties [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] Third Parties [Member] CNY	Dec. 31, 2010 Online Tutoring Programs [Member] Third Parties [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2010 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] Third Parties [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] Third Parties [Member] CNY	Dec. 31, 2010 Private Primary And Secondary Schools [Member] Third Parties [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2010 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] Third Parties [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] Third Parties [Member] CNY	Dec. 31, 2010 International And Elite Curriculum Programs [Member] Third Parties [Member] CNY	Dec. 31, 2012 Online Education Technical Services, Consulting Services And Recruiting Services [Member] Related Parties [Member] CNY	Dec. 31, 2011 Online Education Technical Services, Consulting Services And Recruiting Services [Member] Related Parties [Member] CNY	Dec. 31, 2010 Online Education Technical Services, Consulting Services And Recruiting Services [Member] Related Parties [Member] CNY
Segment Reporting Information [Line Items]
Net revenue	$ 78,379	488,322	435,859	388,842	216,520	186,036	157,308	271,802	249,823	231,534	393,343	347,107	310,005	121,541	97,284	78,471	25,266	25,755	23,669	25,266	25,755	23,669	59,937	49,653	41,054	59,937	49,653	41,054	9,776	13,344	14,114	9,776	13,344	14,114	271,802	249,823	231,534

SEGMENT AND GEOGRAPHIC INFORMATION (Goodwill and Acquired Intangible Assets by Segment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY
Segment Reporting Information [Line Items]
Acquired intangible assets, net	$ 8,748	54,499	63,638		43,798	45,781	4,324	4,350	2,442	2,695	3,935	10,812
Goodwill	$ 6,943	43,255	43,255	43,255	17,960	17,960	20,798	20,798			4,497	4,497

RELATED PARTY TRANSACTIONS (Revenue Generated from Related Party Transactions) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Online education technical and consulting services	271,802		249,823		231,534
Online Education School of Dongbei University of Finance and Economics [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	54,576		46,459		41,757
Online Education School of Renmin University of China [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	47,389	[1]	56,758	[1]	63,926	[1]
Online Education School of Chongqing University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	70,149		57,175		43,815
Online Education School Of China Agricultural University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	49,394		49,068		48,482
Online Education School of Beijing Language and Culture University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	39,042		33,531		29,096
Online Education School of Central University of Finance and Economics [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	2,284		2,834		2,309
Online Education School of Guangxi Radio and TV University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	1,585		251		319
Online Education School of Fujian Radio and TV University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	5,191		3,747		1,830
Zhejiang Normal University [Member]
Related Party Transaction [Line Items]
Online education technical and consulting services	2,192

[1]	Renmin University of China is the owner of Rendashiji Technology Development Co., Ltd., which is the holder of NCI in CMR Web-learning Co., Ltd. and a shareholder of ChinaEdu Corporation.

RELATED PARTY TRANSACTIONS (Deferred Revenues Associated wtih Services Provided to Related Parties) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	65,681	65,173
Online Education School of Dongbei University of Finance and Economics [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	14,616	13,214
Online Education School of Renmin University of China [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	11,431	14,069
Online Education School of Chongqing University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	18,385	12,352
Online Education School Of China Agricultural University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	11,018	12,927
Online Education School of Beijing Language and Culture University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	10,005	12,545
Online Education School of Guangxi Radio and TV University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	76	66
Online Education School of Fujian Radio and TV University [Member]
Related Party Transaction [Line Items]
Deferred revenues associated with services provided to related parties	150

RELATED PARTY TRANSACTIONS (Due from Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Online Education School of Dongbei University of Finance and Economics [Member] CNY		Dec. 31, 2011 Online Education School of Dongbei University of Finance and Economics [Member] CNY		Dec. 31, 2012 Online Education School of Renmin University of China [Member] CNY		Dec. 31, 2011 Online Education School of Renmin University of China [Member] CNY		Dec. 31, 2012 Online Education School of Chongqing University [Member] CNY		Dec. 31, 2011 Online Education School of Chongqing University [Member] CNY		Dec. 31, 2012 Online Education School Of China Agricultural University [Member] CNY		Dec. 31, 2011 Online Education School Of China Agricultural University [Member] CNY		Dec. 31, 2012 Online Education School of Beijing Language and Culture University [Member] CNY		Dec. 31, 2011 Online Education School of Beijing Language and Culture University [Member] CNY		Dec. 31, 2012 Online Education School of Guangxi Radio and TV University [Member] CNY		Dec. 31, 2011 Online Education School of Guangxi Radio and TV University [Member] CNY		Dec. 31, 2012 Online Education School of Fujian Radio and TV University [Member] CNY		Dec. 31, 2011 Online Education School of Fujian Radio and TV University [Member] CNY		Dec. 31, 2012 Zhejiang Normal University [Member] CNY		Dec. 31, 2011 Zhejiang Normal University [Member] CNY
Related Party Transaction [Line Items]
Amounts due from related party-current	$ 41,762	260,184	238,016	31,272	[1]	11,418	[1]	71,361	[1]	98,158	[1]	107,396	[1],[2]	87,756	[1],[2]	72,768	[1]	22,837	[1]	14,133	[1]	15,633	[1]	325	[1]	296	[1]	2,920	[1]	1,918	[1]	1,988	[1]	[1]
Amounts due from related party - non-current	$ 6,739	41,979										41,979

[1]	The fees for services provided to the online schools are collected on a periodic basis. The excess amount of revenue recognized over the cash collection is recorded as amounts due from related parties.
[2]	The amounts due from Online Education School of Chongqing University includes RMB41,979 of amounts due from related party-non-current.

RELATED PARTY TRANSACTIONS (Due to Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 The Fourth Middle School of Anqing [Member] Royalty fees to be paid [Member] CNY		Dec. 31, 2011 The Fourth Middle School of Anqing [Member] Royalty fees to be paid [Member] CNY		Dec. 31, 2012 Rendashiji Technology Development Co., Ltd. [Member] Dividend declared not paid as of year end [Member] CNY		Dec. 31, 2011 Rendashiji Technology Development Co., Ltd. [Member] Dividend declared not paid as of year end [Member] CNY	Dec. 31, 2012 Online Education School of Dongbei University of Finance and Economics [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Dongbei University of Finance and Economics [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Online Education School of Dongbei University of Finance and Economics [Member] Dividend declared not paid as of year end [Member] CNY	Dec. 31, 2011 Online Education School of Dongbei University of Finance and Economics [Member] Dividend declared not paid as of year end [Member] CNY		Dec. 31, 2012 Online Education School of Chongqing University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Chongqing University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Online Education School of Central University of Finance and Economics [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Central University of Finance and Economics [Member] Cash collected on behalf of related party [Member] CNY	Dec. 31, 2012 Online Education School Of China Agricultural University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School Of China Agricultural University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Online Education School of Guangxi Radio and TV University [Member] Cash collected on behalf of related party [Member] CNY	Dec. 31, 2011 Online Education School of Guangxi Radio and TV University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Online Education School of Fujian Radio and TV University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Fujian Radio and TV University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Beijing Language and Culture University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Zhejiang Normal University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Zhejiang Normal University [Member] Cash collected on behalf of related party [Member] CNY
Related Party Transaction [Line Items]
Amounts due to related parties	$ 5,699	35,507	13,146	1,926	[1]	1,953	[1]	522	[2]	[2]	32,018	[3]	5,234	[3]	[2]	4,642	[2]	268	[3]	810	[3]	226	[3]	[3]	355	[3]	3	[3]	[3]	6	[3]	46	[3]	46	[3]	452	[3]	146	[3]	[3]

[1]	The amount primarily represents royalty fees to be paid.
[2]	The amount represents dividend declared but not paid as of December 31, 2012.
[3]	The amounts represented cash collected on behalf of the related parties.

STATUTORY RESERVES (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves [Line Items]
Required percentage of after-tax-profit allocated to general reserve	10.00%
Required percentge of after tax profit allocated to development fund	25.00%
Provision for statutory reserve
Variable Interest Entities [Member]
Statutory Reserves [Line Items]
Provision for statutory reserve	4,341	7,043	15,931

RESTRICTED NET ASSETS (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED NET ASSETS [Abstract]
Required percentage of after-tax-profit allocated to general reserve	10.00%
Required percentge of after tax profit allocated to development fund	25.00%
Amount of restricted paid-in-capital and statutory reserve funds	509,421	507,800

SUBSEQUENT EVENTS (Details)	1 Months Ended		12 Months Ended			12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 American Depository Shares [Member] USD ($)	Dec. 31, 2012 Facility 1 [Member] CNY	Dec. 31, 2012 Facility 2 [Member] USD ($)	Dec. 31, 2012 Facility 2 [Member] CNY
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing amount	$ 998,000	6,211,000				160,000,000	$ 10,000,000
Debt instrument interest rate	1.21%	1.21%				4.50%	4.45%	4.45%
Corporate bonds	1,608,000	10,008,000
Interest rate additional rate						0.50%	4.20%	4.20%
LIBOR rate							0.25%	0.25%
Outstanding letters of credit						95,850
Current borrowing capacity								35,000,000
Withdrawn amount						159,750,000
Amount cancelled						250,000
Minimum net worth convenant requirement						270,000,000
Shares repurchased during period			19,695,552	19,695,552
Cash paid for repurchase of shares			$ 36,765,000	229,132,000
Stock price per share			$ 1.87		$ 5.6

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Assets
Cash and cash equivalents	$ 61,945	385,922	$ 43,939	273,746	190,493	203,143	$ 22	137	$ 119	744	6,110	12,379
Short-term investments	3,784	23,575		34,648			2,500	15,575		17,648
Prepaid expenses and other current assets	3,763	23,455		22,725			173	1,079		1,038
Amounts due from related parties	41,762	260,184		238,016			10,621	66,167		63,664
Total current assets	133,167	829,652		704,473			13,316	82,958		83,094
Investments in subsidiaries and VIE							91,972	572,995		531,511
Total assets	199,396	1,242,253		1,105,565			105,288	655,953		614,605
LIABILITIES
Accrued expenses and other current liabilities	18,228	113,558		91,980			191	1,195		4,663
Amounts due to related parties	5,699	35,507		13,146			309	1,922		1,931
Total liabilities current	58,142	362,229		306,115			500	3,117		6,594
Deferred revenue - non-current	1,710	10,654		12,059			425	2,645		3,205
Total liabilities	63,427	395,151		333,506			925	5,762		9,799
Equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,804,980 and 47,215,888 shares issued and outstanding, respectively as of December 31, 2011; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012)	653	4,070		4,041			653	4,070		4,041
Additional paid-in capital	109,507	682,239		673,516			109,507	682,239		673,516
Accumulated deficits	(7,416)	(46,200)		(79,830)			(839)	(5,224)		(43,195)
Accumulated other comprehensive loss	(4,958)	(30,894)		(29,556)			(4,958)	(30,894)		(29,556)
Total equity	104,363	650,191		604,806			104,363	650,191		604,806	595,979	559,973
Total liabilities and equity	$ 199,396	1,242,253		1,105,565			$ 105,288	655,953		614,605

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Balance Sheets) (Parenthetical) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Ordinary share, par value	$ 0.01	0.08	$ 0.01	0.08	$ 0.01	0.08	$ 0.01	0.08
Ordinary share, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary share, shares issued	53,428,219	53,428,219	53,804,980	53,804,980	53,428,219	53,428,219	53,804,980	53,804,980
Ordinary share, shares outstanding	47,676,331	47,676,331	47,215,888	47,215,888	47,676,331	47,676,331	47,215,888	47,215,888

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Operating expenses:
General and administrative expenses (including share-based compensation of RMB6,283, RMB6,483 and RMB8258 for 2010, 2011 and 2012, respectively)	$ (16,084)	(100,204)	(93,950)	(84,110)	$ (1,426)	(8,881)	(10,775)	(10,223)
Loss from operations	14,634	91,189	62,939	82,040	(1,426)	(8,881)	(10,775)	(10,223)
Other income	221	1,376	1,003	572	86	534	547	572
Interest income	2,127	13,253	8,843	5,552	142	892	1,176	750
Interest expense				(5)				(5)
Investment loss	234	1,460	832	1,071	36	226	(201)
Equity in earnings of subsidiaries and VIE					7,254	45,200	26,074	48,223
Net income	$ 13,369	83,309	56,573	76,157	$ 6,092	37,971	16,821	39,317

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Operations) (Parenthetical) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	3,804	3,446	5,512
Parent Company [Member] | General and Administrative Expense [Member]
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	8,258	6,483	6,283

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net income	$ 13,369	83,309	56,573	76,157	$ 6,092	37,971	16,821	39,317
Foreign currency translation adjustments	(14)	(87)	(751)	(1,188)	(415)	(2,585)	(7,019)	(2,139)
Change in fair value of available-for-sale investments, net of taxes	200	1,247	187	(85)	200	1,247	187	(85)
Comprehensive income attributable to ChinaEdu Corporation shareholders	$ 5,877	36,633	9,989	37,093	$ 5,877	36,633	9,989	37,093

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Changes in Equity) (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended		7 Months Ended		8 Months Ended		12 Months Ended																									12 Months Ended				12 Months Ended							12 Months Ended
	Nov. 30, 2010 USD ($)	Nov. 30, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Ordinary Shares [Member] CNY	Dec. 31, 2011 Ordinary Shares [Member] CNY	Dec. 31, 2010 Ordinary Shares [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Warrants [Member] CNY	Dec. 31, 2012 Accumulated Deficits [Member] CNY	Dec. 31, 2011 Accumulated Deficits [Member] CNY	Dec. 31, 2010 Accumulated Deficits [Member] CNY	Dec. 31, 2012 Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2011 Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2010 Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] Ordinary Shares [Member] CNY	Dec. 31, 2011 Parent Company [Member] Ordinary Shares [Member] CNY	Dec. 31, 2010 Parent Company [Member] Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Parent Company [Member] Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Parent Company [Member] Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Parent Company [Member] Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Warrants [Member] CNY	Dec. 31, 2011 Parent Company [Member] Warrants [Member] CNY	Dec. 31, 2010 Parent Company [Member] Warrants [Member] CNY	Dec. 31, 2012 Parent Company [Member] Accumulated Deficits [Member] CNY	Dec. 31, 2011 Parent Company [Member] Accumulated Deficits [Member] CNY	Dec. 31, 2010 Parent Company [Member] Accumulated Deficits [Member] CNY	Dec. 31, 2012 Parent Company [Member] Accumulated Deficits [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2011 Parent Company [Member] Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2010 Parent Company [Member] Accumulated Other Comprehensive (Loss) Income [Member] CNY	Dec. 31, 2012 Parent Company [Member] Accumulated Other Comprehensive (Loss) Income [Member] USD ($)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)											47,215,888	47,689,306	47,775,526															47,215,888	47,689,306	47,775,526	47,676,331
Beginning Balance								604,806																	604,806	595,979	559,973	4,041	4,071	4,076	$ 653	673,516	674,648	673,847	$ 109,807			1,883	(43,195)	(60,016)	(99,333)	$ (839)	(29,556)	(22,724)	(20,500)	$ (4,958)
Repurchase and cancellation of ordinary shares (in shares)	852,144	852,144	376,761	376,761	590,205	590,205					(376,761)	(590,205)	(852,144)															(376,761)	(590,205)	(852,144)
Repurchase and cancellation of ordinary shares	(1,996)	(13,262)			(1,274)	(8,243)			(8,243)	(13,468)	(24)	(38)	(57)	(4,550)	(8,205)	(13,411)									(4,574)	(8,243)	(13,468)	(24)	(38)	(57)		(4,550)	(8,205)	(13,411)
Forfeiture of warrants																1,883	(1,883)																	(1,883)				1,883
Number of ordinary shares issued due to exercises							(837,204)	(837,204)			837,204	116,787	765,924															837,204	116,787	765,924
Exercise of share options								5,068	598	6,098	53	8	52	5,015	590	6,046									5,068	598	6,098	53	8	52		5,015	590	6,046
Amortization of share-based compensation								8,258	6,483	6,283				8,258	6,483	6,283									8,258	6,483	6,283					8,258	6,483	6,283
Foreign currency translation adjustments							(14)	(87)	(751)	(1,188)											(2,585)	(7,019)	(2,139)	(415)	(2,585)	(7,019)	(2,139)																(2,585)	(7,019)	(2,139)
Change in fair value of available-for-sale								1,247	187	(85)											1,247	187	(85)		1,247	187	(85)																1,247	187	(85)
Net income							13,369	83,309	56,573	76,157								37,971	16,821	39,317				6,092	37,971	16,821	39,317												37,971	16,821	39,317
Comprehensive income net of tax							13,555	84,469	56,009	74,884
Ending Balance (in shares)											47,676,331	47,215,888	47,689,306																47,215,888	47,689,306	47,676,331
Ending Balance			$ 104,363	650,191		604,806	$ 104,363	650,191	604,806															$ 104,363	650,191	604,806	595,979	4,070	4,041	4,071	$ 653	682,239	673,516	674,648	$ 109,807				(5,224)	(43,195)	(60,016)	$ (839)	(30,894)	(29,556)	(22,724)	$ (4,958)

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Cash flows from operating activities:
Net income	$ 13,369	83,309	56,573	76,157	$ 6,092	37,971	16,821	39,317
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation	1,326	8,258	6,483	6,283	1,326	8,258	6,483	6,283
Investment income (loss)	(234)	(1,460)	201	(1,071)	(36)	(226)	201
Equity in earnings of subsidiaries and VIE					(7,256)	(45,200)	(26,074)	(48,223)
Changes in assets and liabilities:
Prepaid expenses and other current assets	86	532	7,458	(4,930)	(5)	(31)	242	163
Amounts due from related parties	(10,324)	(64,325)	8,646	(68,791)	(303)	(1,897)	(1,574)	(1,094)
Accrued expense and other liabilities	3,348	20,851	8,700	14,628	(466)	(2,907)	242	(1,062)
Amount due to a related party	3,606	22,468	(19,717)	4,009			16	85
Deferred revenue	1,195	7,438	21,858	8,589	(84)	(529)	(546)	(161)
Net cash used in operating activities	19,630	122,296	124,458	64,416	(732)	(4,561)	(4,189)	(4,692)
Cash flows from investing activities:
Maturity of term deposits	985	6,135	22,337	1,434				27,203
Proceeds from the sale of investment	4,203	26,187	16,306	17,071	1,277	7,953	8,306
Purchase of investments	(2,182)	(13,591)	(19,556)	(28,016)	(730)	(4,546)	(2,556)	(19,982)
Net cash provided by investing activities	1,730	10,774	(22,249)	(63,126)	547	3,407	5,750	7,221
Cash flows from financing activities:
Repurchase and cancellation of ordinary shares	(734)	(4,574)	(7,437)	(13,468)	(734)	(4,574)	(7,437)	(13,468)
Proceeds from exercise of share options	813	5,068	598	6,098	813	5,068	598	6,098
Prepayment for shares repurchase			(168)	(735)			(168)	(735)
Net cash provided by (used in) financial activities	(3,363)	(20,947)	(19,036)	(13,247)	79	494	(7,007)	(8,105)
Effect of exchange rate changes	9	53	80	(693)	9	53	80	(693)
Net decrease in cash and cash equivalents	18,006	112,176	83,253	(12,650)	(97)	(607)	(5,366)	(6,269)
Cash and cash equivalents, beginning of year	43,939	273,746	190,493	203,143	119	744	6,110	12,379
Cash and cash equivalents, end of year	$ 61,945	385,922	273,746	190,493	$ 22	137	744	6,110

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2012 Former director-Yang Xueshan [Member] Parent Company [Member] CNY		Dec. 31, 2011 Former director-Yang Xueshan [Member] Parent Company [Member] CNY		Dec. 31, 2012 Vice President-Xie Changqing [Member] Parent Company [Member] CNY		Dec. 31, 2011 Vice President-Xie Changqing [Member] Parent Company [Member] CNY		Dec. 31, 2012 CMR Web-learning Co., Ltd. [Member] Parent Company [Member] CNY		Dec. 31, 2011 CMR Web-learning Co., Ltd. [Member] Parent Company [Member] CNY		Dec. 31, 2012 Hongcheng Liye [Member] Parent Company [Member] CNY		Dec. 31, 2011 Hongcheng Liye [Member] Parent Company [Member] CNY		Dec. 31, 2012 BJ-BCIT [Member] Parent Company [Member] CNY		Dec. 31, 2011 BJ-BCIT [Member] Parent Company [Member] CNY		Dec. 31, 2012 WITT Education [Member] Parent Company [Member] CNY		Dec. 31, 2011 WITT Education [Member] Parent Company [Member] CNY		Dec. 31, 2012 Hongcheng Technology [Member] Parent Company [Member] CNY		Dec. 31, 2011 Hongcheng Technology [Member] Parent Company [Member] CNY		Dec. 31, 2012 Others [Member] Parent Company [Member] CNY	Dec. 31, 2011 Others [Member] Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries and VIE				$ 91,972	572,995	531,511
Equity in income in subsidiaries and the VIE				7,256	45,200	26,074	48,223
Amounts due from related parties	41,762	260,184	238,016	10,621	66,167	63,664		14,840	[1]	14,840	[1]	39,360	[1]	39,360	[1]	5,467	[2]	4,249	[2]	2,499	[3]	2,499	[3]	1,817	[4]	1,813	[4]					2,087	[5]	749	[5]	97	154
Amounts due to related parties	$ 5,699	35,507	13,146	$ 309	1,922	1,931																						1,587	[6]	1,647	[6]					335	284

[1]	The amounts represent loans to the two nominee shareholders of Hongcheng Education.
[2]	The amount represents the receivable of profit distribution from a subsidiary company.
[3]	The amounts represent the service fee paid on behalf of a subsidiary company.
[4]	The amounts represent the payment of students register fee on behalf of a subsidiary company.
[5]	The amounts represent the receivable of the proceeds from stock option exercise, which were collected and temporarily held by Hongcheng Technology.
[6]	The amounts represent the expenses paid by a subsidiary company on behalf of the Company.